American Balanced Fund®
Investment portfolio
March 31, 2020
unaudited
Common stocks 59.04% Information technology 12.40%	Shares	Value (000)
Microsoft Corp.	35,554,100	$5,607,238
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	55,329,100	2,644,178
Broadcom Inc.	9,456,328	2,242,095
ASML Holding NV (New York registered)	4,172,458	1,091,682
ASML Holding NV1	1,430,000	380,038
Intel Corp.	23,565,300	1,275,354
Samsung Electronics Co., Ltd.[1]	17,948,000	697,533
Visa Inc., Class A	3,387,100	545,730
Applied Materials, Inc.	9,073,684	415,756
KLA Corp.	2,513,011	361,220
NortonLifeLock Inc.	18,361,000	343,534
VeriSign, Inc.[2]	1,800,000	324,162
Apple Inc.	914,400	232,523
Advanced Micro Devices, Inc.[2]	4,730,000	215,120
Keyence Corp.[1]	659,000	212,669
TE Connectivity Ltd.	2,585,930	162,862
Analog Devices, Inc.	1,440,000	129,096
Mastercard Inc., Class A	518,000	125,128
Fiserv, Inc.[2]	1,242,000	117,978
Adobe Inc.[2]	342,800	109,093
Square, Inc., Class A2	1,750,000	91,665
Autodesk, Inc.[2]	545,000	85,075
Cisco Systems, Inc.	1,920,000	75,475
Sabre Corp.	5,549,400	32,908
Paychex, Inc.	238,400	15,000
FleetCor Technologies, Inc.[2]	13,552	2,528
		17,535,640
Health care 10.58%
UnitedHealth Group Inc.	15,913,700	3,968,559
Pfizer Inc.	53,929,000	1,760,243
Cigna Corp.	9,312,917	1,650,063
Johnson & Johnson	9,964,000	1,306,579
Gilead Sciences, Inc.	16,249,800	1,214,835
Thermo Fisher Scientific Inc.	3,162,600	896,913
Merck & Co., Inc.	8,470,100	651,689
AstraZeneca PLC[1]	5,640,700	503,873
Centene Corp.[2]	7,372,988	438,029
CVS Health Corp.	7,184,769	426,272
Vertex Pharmaceuticals Inc.[2]	1,373,300	326,777
Anthem, Inc.	1,379,900	313,292
ResMed Inc.	1,635,000	240,819
Abbott Laboratories	2,979,300	235,097
Daiichi Sankyo Co., Ltd.[1]	3,101,000	213,354
Boston Scientific Corp.[2]	5,825,000	190,070
Eli Lilly and Co.	1,229,000	170,487
Humana Inc.	454,000	142,565
American Balanced Fund — Page 1 of 43

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novartis AG1	1,650,000	$136,364
Baxter International Inc.	1,197,600	97,233
Bluebird Bio, Inc.[2]	1,810,000	83,188
		14,966,301
Financials 7.51%
Berkshire Hathaway Inc., Class A2	9,280	2,524,160
Berkshire Hathaway Inc., Class B2	2,731,200	499,345
JPMorgan Chase & Co.	20,356,400	1,832,687
Chubb Ltd.	6,289,950	702,524
BlackRock, Inc.	1,427,000	627,837
PNC Financial Services Group, Inc.	5,521,250	528,494
The Blackstone Group Inc., Class A	8,538,272	389,089
Aon PLC, Class A	1,995,000	329,255
Capital One Financial Corp.	6,500,000	327,730
Intercontinental Exchange, Inc.	3,866,600	312,228
Truist Financial Corp.	10,033,486	309,433
S&P Global Inc.	1,210,800	296,706
CME Group Inc., Class A	1,703,000	294,466
Goldman Sachs Group, Inc.	1,371,685	212,049
Synchrony Financial	11,073,463	178,172
Legal & General Group PLC[1]	70,000,000	167,465
RenaissanceRe Holdings Ltd.	1,116,600	166,731
Bank of America Corp.	7,500,000	159,225
HDFC Bank Ltd.[1]	13,227,000	148,825
Citigroup Inc.	3,400,000	143,208
Nasdaq, Inc.	1,307,000	124,100
Barclays PLC[1]	91,188,300	105,953
East West Bancorp, Inc.	3,521,613	90,646
Marsh & McLennan Cos., Inc.	834,000	72,108
First Republic Bank	598,700	49,261
Arch Capital Group Ltd.[2]	940,000	26,752
		10,618,449
Consumer staples 5.88%
Philip Morris International Inc.	38,204,400	2,787,393
Nestlé SA1	11,820,000	1,218,267
Altria Group, Inc.	23,675,000	915,512
British American Tobacco PLC[1]	11,640,500	397,504
British American Tobacco PLC (ADR)	1,323,500	45,251
Conagra Brands, Inc.	13,879,148	407,214
Church & Dwight Co., Inc.	6,213,400	398,776
Mondelez International, Inc.	6,174,300	309,209
Colgate-Palmolive Co.	4,000,000	265,440
Coca-Cola Co.	5,235,000	231,649
Anheuser-Busch InBev SA/NV (ADR)	3,452,600	152,329
Anheuser-Busch InBev SA/NV1	1,570,000	69,721
Coca-Cola European Partners PLC	5,193,000	194,893
General Mills, Inc.	3,150,000	166,226
Procter & Gamble Co.	1,425,000	156,750
Kellogg Co.	2,200,000	131,978
Keurig Dr Pepper Inc.	4,402,600	106,851
Hormel Foods Corp.	2,078,800	96,955
Estée Lauder Cos. Inc., Class A	510,991	81,421
Costco Wholesale Corp.	285,000	81,262
American Balanced Fund — Page 2 of 43

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Constellation Brands, Inc., Class A	499,400	$71,594
PepsiCo, Inc.	283,300	34,024
		8,320,219
Communication services 5.52%
Comcast Corp., Class A	46,265,900	1,590,622
Alphabet Inc., Class C2	937,200	1,089,786
Alphabet Inc., Class A2	307,400	357,183
Facebook, Inc., Class A2	7,975,100	1,330,247
Charter Communications, Inc., Class A2	2,608,700	1,138,202
T-Mobile US, Inc.[2]	9,000,000	755,100
Netflix, Inc.[2]	1,965,900	738,195
Activision Blizzard, Inc.[2]	11,530,000	685,804
Verizon Communications Inc.	2,295,000	123,310
		7,808,449
Industrials 4.52%
Boeing Co.	10,483,600	1,563,524
Lockheed Martin Corp.	3,489,500	1,182,766
Northrop Grumman Corp.	3,184,700	963,531
CSX Corp.	13,779,317	789,555
Honeywell International Inc.	2,827,000	378,224
Johnson Controls International PLC	8,500,000	229,160
TransDigm Group Inc.	554,679	177,603
United Parcel Service, Inc., Class B	1,750,000	163,485
Waste Management, Inc.	1,380,000	127,733
Parker-Hannifin Corp.	903,000	117,146
United Technologies Corp.	1,167,600	110,140
Cummins Inc.	800,000	108,256
Airbus SE, non-registered shares[1]	1,626,667	105,543
Safran SA1	1,149,000	100,993
Norfolk Southern Corp.	645,409	94,230
Union Pacific Corp.	649,500	91,605
Caterpillar Inc.	625,479	72,581
PACCAR Inc.	320,500	19,592
		6,395,667
Consumer discretionary 4.09%
Amazon.com, Inc.[2]	1,063,600	2,073,722
Home Depot, Inc.	7,779,000	1,452,417
Dollar General Corp.	4,571,000	690,267
General Motors Co.	20,500,000	425,990
Domino’s Pizza, Inc.	831,600	269,497
LVMH Moët Hennessy-Louis Vuitton SE1	687,000	255,011
VF Corp.	3,330,000	180,086
Toll Brothers, Inc.[3]	8,237,000	158,562
NIKE, Inc., Class B	1,685,000	139,417
Target Corp.	1,100,000	102,267
Marriott International, Inc., Class A	615,000	46,008
		5,793,244
Real estate 3.06%
Crown Castle International Corp. REIT	7,107,033	1,026,256
Equinix, Inc. REIT	1,141,500	712,947
Sun Communities, Inc. REIT	4,652,079	580,812
American Balanced Fund — Page 3 of 43

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Simon Property Group, Inc. REIT	10,122,800	$555,337
Digital Realty Trust, Inc. REIT	3,443,000	478,267
American Tower Corp. REIT	2,007,000	437,024
Iron Mountain Inc. REIT[3]	16,346,200	389,039
AGNC Investment Corp. REIT	13,570,000	143,571
Embassy Office Parks REIT[1]	1,357,000	6,281
		4,329,534
Materials 2.20%
LyondellBasell Industries NV	10,682,300	530,163
Royal Gold, Inc.[3]	4,204,500	368,777
Shin-Etsu Chemical Co., Ltd.[1]	3,300,000	327,059
Sherwin-Williams Co.	626,500	287,889
Dow Inc.	9,459,661	276,600
Franco-Nevada Corp. (CAD denominated)	2,242,650	224,074
Air Products and Chemicals, Inc.	1,121,700	223,902
Vulcan Materials Co.	1,671,434	180,632
Linde PLC	915,000	158,295
LafargeHolcim Ltd.[1]	3,787,143	138,446
Rio Tinto PLC[1]	2,750,000	126,232
Nucor Corp.	2,500,000	90,050
Norsk Hydro ASA[1]	40,404,025	87,786
Wheaton Precious Metals Corp.	3,128,400	86,125
		3,106,030
Energy 1.81%
Chevron Corp.	8,668,855	628,145
Enbridge Inc.	16,133,900	469,335
Enbridge Inc. (CAD denominated)	4,071,000	118,546
Hess Corp.	7,250,000	241,425
Suncor Energy Inc.	12,679,346	202,358
ConocoPhillips	5,421,800	166,992
Noble Energy, Inc.[3]	25,000,000	151,000
Pioneer Natural Resources Co.	1,900,000	133,285
EOG Resources, Inc.	3,520,000	126,438
Exxon Mobil Corp.	2,500,000	94,925
Royal Dutch Shell PLC, Class B (ADR)	2,270,000	74,138
Schlumberger Ltd.	5,000,000	67,450
Murphy Oil Corp.[3]	8,087,138	49,574
Baker Hughes Co., Class A	2,968,000	31,164
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	1,324,400	7,284
		2,562,059
Utilities 1.47%
Enel SpA[1]	76,355,397	531,466
DTE Energy Co.	3,535,000	335,719
Xcel Energy Inc.	4,683,371	282,407
American Electric Power Co., Inc.	2,814,519	225,105
AES Corp.	12,245,000	166,532
CMS Energy Corp.	2,553,200	150,000
Sempra Energy	1,113,400	125,803
NextEra Energy, Inc.	453,100	109,025
American Balanced Fund — Page 4 of 43

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Public Service Enterprise Group Inc.	1,838,000	$82,545
Exelon Corp.	1,818,600	66,943
		2,075,545
Total common stocks (cost: $70,292,052,000)		83,511,137
Preferred securities 0.06% Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,892,600	61,779
Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative	7,670,300	20,652
Financials 0.00%
CoBank, ACB, Class E, noncumulative, preferred shares[4]	7,440	3,794
Total preferred securities (cost: $120,752,000)		86,225
Convertible stocks 0.17% Real estate 0.11%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	130,000	162,500
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	66,000	61,667
Utilities 0.02%
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	227,600	21,058
American Electric Power Co., Inc., convertible preferred shares, 6.125% 2022	7,800	376
		21,434
Total convertible stocks (cost: $228,098,000)		245,601
Bonds, notes & other debt instruments 33.52% Corporate bonds & notes 13.32% Financials 3.27%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,644
ACE INA Holdings Inc. 2.875% 2022	22,180	22,537
ACE INA Holdings Inc. 3.35% 2026	5,180	5,497
Ally Financial Inc. 8.00% 2031	17,000	19,371
Ally Financial Inc. 8.00% 2031	13,000	15,016
American Express Co. 2.20% 2020	29,000	28,923
American International Group, Inc. 4.20% 2028	8,760	8,999
AXA SA, Series B, junior subordinated, 6.379%[4,5]	2,000	2,368
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[5]	37,698	38,457
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[5]	4,063	4,269
Bank of America Corp. 4.00% 2024	7,880	8,416
Bank of America Corp. 4.20% 2024	5,400	5,750
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[5]	24,924	25,178
American Balanced Fund — Page 5 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.093% 2025 (3-month USD-LIBOR + 1.09% on 10/1/2024)[5]	$35,554	$36,338
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[5]	19,925	20,580
Bank of America Corp. 2.015% 2026 (3-month USD-LIBOR + 0.64% on 2/13/2025)[5]	69,800	68,465
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)[5]	10,500	10,939
Bank of America Corp. 3.50% 2026	11,325	12,084
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	24,842	25,702
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[5]	1,731	1,775
Bank of America Corp. 3.705% 2028[5]	5,201	5,449
Bank of America Corp. 3.824% 2028 (3-month USD-LIBOR + 1.575% on 1/20/2027)[5]	687	714
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[5]	7,606	7,611
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[5]	38,225	39,113
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	15,338	14,773
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[5]	18,500	21,058
BB&T Corp. 2.625% 2022	22,500	22,714
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	37,285
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	12,370
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,211
BNP Paribas 3.50% 2023[4]	35,966	36,125
BNP Paribas 3.80% 2024[4]	77,000	79,470
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	10,084	9,979
BNP Paribas 3.375% 2025[4]	61,623	61,333
BNP Paribas 4.375% 2025[4]	5,700	5,797
BNP Paribas 4.375% 2026[4]	6,350	6,514
Capital One Financial Corp. 3.20% 2025	20,000	19,653
Charles Schwab Corp. 3.45% 2026	1,616	1,699
Citigroup Inc. 2.90% 2021	620	626
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[5]	7,264	7,331
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[5]	11,965	12,656
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[5]	27,213	28,063
Citigroup Inc. 3.20% 2026	4,333	4,498
Citigroup Inc. 4.60% 2026	7,017	7,560
Citigroup Inc. 3.668% 2028[5]	5,468	5,677
Citigroup Inc. 3.887% 2028[6]	13,681	14,112
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[5]	11,145	11,065
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[5]	30,000	32,131
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[5]	9,888	9,631
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[5]	36,056	39,753
Citigroup Inc. 4.65% 2048	478	578
CME Group Inc. 3.75% 2028	25,175	28,154
Commonwealth Bank of Australia 3.35% 2024	4,075	4,157
Commonwealth Bank of Australia 3.35% 2024[4]	3,325	3,392
Crédit Agricole SA 2.375% 2021[4]	6,645	6,540
Crédit Agricole SA 4.375% 2025[4]	16,575	16,591
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	22,137	21,580
Credit Suisse Group AG 3.80% 2023	18,637	19,087
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	17,300	16,466
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	12,300	12,476
Credit Suisse Group AG 4.194% 2031[4,5]	9,200	9,444
Danske Bank AS 2.70% 2022[4]	22,500	21,528
Deutsche Bank AG 2.70% 2020	20,000	19,609
Deutsche Bank AG 3.15% 2021	15,339	14,994
Deutsche Bank AG 3.375% 2021	8,847	8,383
Deutsche Bank AG 4.25% 2021	24,132	23,181
Deutsche Bank AG 4.25% 2021	1,774	1,689
American Balanced Fund — Page 6 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 3.30% 2022	$12,871	$12,072
Deutsche Bank AG 5.00% 2022	7,045	6,953
Deutsche Bank AG 3.95% 2023	80,334	79,901
Deutsche Bank AG 3.70% 2024	49,658	44,905
Deutsche Bank AG 3.70% 2024	32,735	30,749
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	47,118	43,655
Deutsche Bank AG 4.10% 2026	20,180	18,452
Deutsche Bank AG 4.10% 2026	3,022	2,816
DNB Bank ASA 2.375% 2021[4]	10,000	9,807
Ford Motor Credit Co. 5.085% 2021	18,335	17,705
Goldman Sachs Group, Inc. 5.25% 2021	20,000	20,807
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,237
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	9,101	9,157
Goldman Sachs Group, Inc. 3.625% 2024	3,026	3,136
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[5]	27,711	28,306
Goldman Sachs Group, Inc. 3.50% 2025	75,178	76,371
Goldman Sachs Group, Inc. 3.50% 2025	3,193	3,280
Goldman Sachs Group, Inc. 3.50% 2026	4,115	4,215
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[5]	10,000	10,296
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,102	5,285
Goldman Sachs Group, Inc. 3.80% 2030	15,000	15,675
Groupe BPCE SA 2.75% 2023[4]	10,050	9,922
Groupe BPCE SA 5.70% 2023[4]	13,830	14,235
Groupe BPCE SA 4.625% 2024[4]	34,250	33,738
Groupe BPCE SA 5.15% 2024[4]	54,250	57,297
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	13,683
Hartford Financial Services Group, Inc. 3.60% 2049	20,000	19,015
HSBC Holdings PLC 2.65% 2022	15,000	14,989
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[5]	22,500	22,554
HSBC Holdings PLC 4.25% 2024	8,000	8,244
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	9,400	9,136
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	13,000	13,866
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	23,750	24,438
HSBC Holdings PLC 4.95% 2030	2,550	2,816
Intesa Sanpaolo SpA 6.50% 2021[4]	14,380	14,577
Intesa Sanpaolo SpA 3.125% 2022[4]	61,835	59,058
Intesa Sanpaolo SpA 3.375% 2023[4]	75,277	71,960
Intesa Sanpaolo SpA 3.25% 2024[4]	10,000	9,343
Intesa Sanpaolo SpA 5.017% 2024[4]	88,982	90,981
Intesa Sanpaolo SpA 5.71% 2026[4]	12,388	12,098
Intesa Sanpaolo SpA 3.875% 2027[4]	70,714	65,652
Intesa Sanpaolo SpA 3.875% 2028[4]	43,538	41,121
Jefferies Financial Group Inc. 5.50% 2023	830	839
JPMorgan Chase & Co. 2.55% 2020	1,395	1,398
JPMorgan Chase & Co. 3.25% 2022	10,000	10,317
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[5]	21,226	22,080
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[5]	18,401	19,286
JPMorgan Chase & Co. 3.875% 2024	25,825	27,320
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	20,075	21,302
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	68,625	68,750
JPMorgan Chase & Co. 3.125% 2025	1,750	1,827
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	141,923	140,264
JPMorgan Chase & Co. 2.95% 2026	5,800	6,007
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[5]	20,000	20,126
American Balanced Fund — Page 7 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[5]	$20,000	$21,523
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[5]	35,000	32,820
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[5]	25,000	26,142
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.134% 2021[6]	28,050	27,338
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	12,800	12,801
Lloyds Banking Group PLC 4.05% 2023	15,000	15,630
Lloyds Banking Group PLC 4.45% 2025	12,400	13,305
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[5]	22,600	21,388
Lloyds Banking Group PLC 4.375% 2028	10,025	10,808
Marsh & McLennan Cos., Inc. 3.875% 2024	24,225	25,416
Marsh & McLennan Cos., Inc. 4.375% 2029	31,585	35,163
Marsh & McLennan Cos., Inc. 4.90% 2049	26,314	33,792
Metropolitan Life Global Funding I 2.50% 2020[4]	26,300	26,397
Metropolitan Life Global Funding I 1.95% 2021[4]	15,500	15,401
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	50,000	49,990
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	50,466
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	111,080	110,212
Morgan Stanley 2.50% 2021	10,000	9,996
Morgan Stanley 3.125% 2023	8,100	8,295
Morgan Stanley 3.70% 2024	1,425	1,508
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	35,000	36,089
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[5]	21,522	21,824
Morgan Stanley 3.125% 2026	5,582	5,783
Morgan Stanley 3.875% 2026	7,796	8,433
Morgan Stanley 3.591% 2028[6]	8,386	8,806
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[5]	24,535	27,319
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	30,646	30,105
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[5]	62,304	64,978
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	9,765
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.031% 2024[4,6]	8,150	8,145
New York Life Global Funding 1.70% 2021[4]	15,000	15,282
New York Life Global Funding 2.25% 2022[4]	11,635	11,706
New York Life Global Funding 2.35% 2026[4]	11,890	11,865
Nordea Bank AB 2.50% 2020[4]	14,825	14,758
Nordea Bank AB 2.25% 2021[4]	8,800	8,798
PNC Bank 2.60% 2020	30,000	29,956
PNC Bank 2.55% 2021	17,000	17,150
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,393
Prudential Financial, Inc. 3.50% 2024	23,600	24,593
Prudential Financial, Inc. 4.35% 2050	53,000	54,688
Rabobank Nederland 2.75% 2022	23,500	23,663
Rabobank Nederland 4.375% 2025	13,000	13,342
Royal Bank of Canada 3.20% 2021	18,000	18,218
Santander Holdings USA, Inc. 4.45% 2021	25,000	25,522
Santander Holdings USA, Inc. 3.70% 2022	21,062	20,866
Santander Holdings USA, Inc. 3.40% 2023	31,500	31,160
Santander Holdings USA, Inc. 3.50% 2024	41,975	41,054
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	23,582
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	9,794
State Street Corp. 2.825% 2023 (USD-SOFR + 2.69% on 3/30/2022)[4,5]	6,725	6,791
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)[4,5]	7,250	7,428
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)[4,5]	4,450	4,575
American Balanced Fund — Page 8 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[4,5]	$10,400	$10,637
Synchrony Financial 2.85% 2022	18,725	17,861
Synchrony Financial 4.25% 2024	12,479	12,036
Synchrony Financial 4.375% 2024	11,650	11,558
Toronto-Dominion Bank 2.65% 2024	12,425	12,709
Travelers Cos., Inc. 4.00% 2047	13,520	15,301
U.S. Bancorp 2.625% 2022	16,225	16,444
U.S. Bancorp 2.85% 2023	25,000	25,576
U.S. Bancorp 3.40% 2023	43,925	46,289
UBS Group AG 4.125% 2025[4]	28,250	29,407
UniCredit SpA 3.75% 2022[4]	86,636	85,962
UniCredit SpA 6.572% 2022[4]	113,370	115,562
UniCredit SpA 4.625% 2027[4]	10,000	9,278
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	60,117	55,433
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,5]	35,633	39,710
Unum Group 3.875% 2025	5,045	4,578
Wells Fargo & Co. 4.60% 2021	25,000	25,552
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[5]	87,154	86,027
Wells Fargo & Co. 3.00% 2025	21,265	21,987
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[5]	36,601	35,772
Wells Fargo & Co. 3.00% 2026	8,983	9,224
Wells Fargo & Co. 3.00% 2026	5,125	5,287
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[5]	2,755	2,890
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	24,675	24,519
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	12,940	12,497
Wells Fargo & Co. 4.478% 2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[5]	8,338	9,466
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[5]	36,800	47,060
Westpac Banking Corp. 2.75% 2023	27,500	28,019
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[5]	40,000	38,455
		4,630,065
Utilities 1.81%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[4]	28,000	28,262
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[4]	1,500	1,514
AEP Transmission Co. LLC 3.75% 2047	9,870	10,234
AEP Transmission Co. LLC 4.25% 2048	12,600	13,094
AEP Transmission Co. LLC 3.65% 2050	5,675	5,870
Ameren Corp. 2.50% 2024	15,430	15,033
Ameren Corp. 3.65% 2026	1,410	1,434
Ameren Corp. 3.50% 2031	3,125	3,118
Ameren Corp. 3.70% 2047	4,030	4,088
Ameren Corp. 4.50% 2049	4,475	5,333
Ameren Corp. 3.25% 2050	5,970	6,010
American Electric Power Co., Inc. 2.15% 2020	9,800	9,729
American Electric Power Co., Inc. 2.95% 2022	13,694	13,301
American Electric Power Co., Inc. 2.30% 2030	20,575	19,322
Berkshire Hathaway Energy Co. 3.70% 2030[4]	5,775	6,145
Berkshire Hathaway Energy Co. 4.25% 2050[4]	2,500	2,865
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,093
CenterPoint Energy, Inc. 3.70% 2049	14,450	14,079
CMS Energy Corp. 5.05% 2022	8,215	8,487
CMS Energy Corp. 3.00% 2026	5,000	4,910
American Balanced Fund — Page 9 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 4.75% 2027[4]	$10,725	$10,012
Commonwealth Edison Co. 2.55% 2026	11,270	11,165
Commonwealth Edison Co. 4.35% 2045	8,345	9,637
Commonwealth Edison Co. 4.00% 2048	11,750	13,261
Consolidated Edison Co. of New York, Inc. 3.35% 2030	4,675	4,832
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	9,591
Consolidated Edison Co. of New York, Inc. 3.988% 2050	5,350	5,596
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	21,974
Consumers Energy Co. 3.375% 2023	1,435	1,497
Consumers Energy Co. 3.125% 2024	10,520	10,645
Consumers Energy Co. 3.80% 2028	7,756	8,150
Consumers Energy Co. 3.25% 2046	10,635	10,746
Consumers Energy Co. 4.05% 2048	27,710	32,196
Consumers Energy Co. 3.10% 2050	30,000	29,399
Dominion Resources, Inc. 2.00% 2021	6,765	6,730
Dominion Resources, Inc. 2.75% 2022	36,516	36,423
Dominion Resources, Inc. 3.375% 2030	9,000	8,910
Dominion Resources, Inc., junior subordinated, 2.579% 2020[5]	7,025	7,017
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	8,425	8,437
DTE Energy Co. 3.95% 2049	14,590	15,989
Duke Energy Carolinas, LLC 3.95% 2028	21,375	23,728
Duke Energy Carolinas, LLC 2.45% 2030	23,275	23,231
Duke Energy Carolinas, LLC 3.70% 2047	6,625	7,321
Duke Energy Corp. 3.75% 2024	24,295	25,220
Duke Energy Corp. 2.65% 2026	21,250	21,138
Duke Energy Florida, LLC 3.20% 2027	23,075	24,031
Duke Energy Florida, LLC 2.50% 2029	11,000	10,838
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,435
Duke Energy Progress Inc. 4.15% 2044	26,190	29,679
Duke Energy Progress Inc. 3.70% 2046	29,270	31,715
Duke Energy Progress, LLC 3.375% 2023	3,925	4,091
Edison International 3.125% 2022	19,270	18,962
Edison International 3.55% 2024	45,491	45,273
Edison International 4.95% 2025	675	685
Edison International 5.75% 2027	39,269	40,901
Edison International 4.125% 2028	51,100	49,034
EDP Finance BV 3.625% 2024[4]	35,450	35,802
Electricité de France SA 2.35% 2020[4]	4,600	4,590
Electricité de France SA 4.75% 2035[4]	3,500	4,113
Electricité de France SA 4.875% 2038[4]	7,025	8,106
Electricité de France SA 5.60% 2040	1,475	1,811
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	11,600	10,750
Emera US Finance LP 3.55% 2026	17,715	16,933
Enel Finance International SA 2.875% 2022[4]	7,766	7,518
Enel Finance International SA 4.25% 2023[4]	35,981	36,872
Enel Finance International SA 4.625% 2025[4]	26,746	28,321
Enel Finance International SA 3.50% 2028[4]	20,897	21,036
Enel Finance International SA 4.875% 2029[4]	34,050	37,147
Enersis Américas SA 4.00% 2026	4,330	4,082
Entergy Corp. 2.95% 2026	24,040	23,884
Entergy Louisiana, LLC 4.20% 2048	14,025	15,996
Eversource Energy 3.80% 2023	10,245	11,239
Eversource Energy 2.70% 2026	4,085	4,115
Exelon Corp. 2.85% 2020	15,000	14,999
American Balanced Fund — Page 10 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp. 3.40% 2026	$2,840	$2,759
Exelon Corp. 4.05% 2030	5,850	5,806
Exelon Corp. 4.70% 2050	1,125	1,180
Exelon Corp., junior subordinated, 3.497% 2022[5]	90,158	87,346
FirstEnergy Corp. 2.05% 2025	12,750	12,369
FirstEnergy Corp. 3.90% 2027	22,690	22,983
FirstEnergy Corp. 2.65% 2030	32,879	31,190
FirstEnergy Corp. 4.85% 2047	35,180	39,495
FirstEnergy Corp. 3.40% 2050	58,680	56,244
Florida Power & Light Co. 2.85% 2025	4,762	5,011
Florida Power & Light Co. 3.70% 2047[4]	1,633	1,810
Florida Power & Light Co. 3.15% 2049	30,225	31,506
Georgia Power Co. 3.70% 2050	7,548	7,931
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,209
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	21,991
Mississippi Power Co. 4.25% 2042	2,675	2,576
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	23,251
NiSource Finance Corp. 2.65% 2022	12,200	12,323
Northeast Utilities 3.15% 2025	8,845	8,984
Northern States Power Co. 4.125% 2044	18,000	21,226
Northern States Power Co. 3.60% 2046	6,750	7,026
Northern States Power Co. 2.90% 2050	11,175	11,066
NSTAR Electric Co. 3.95% 2030	3,100	3,474
NV Energy, Inc. 6.25% 2020	10,168	10,463
Oncor Electric Delivery Co. LLC 2.75% 2024	33,725	32,632
Pacific Gas and Electric Co. 3.75% 2024[7]	20,000	19,775
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,751
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	20,463
Public Service Co. of Colorado 2.25% 2022	6,000	6,013
Public Service Electric and Gas Co. 3.05% 2024	13,425	13,731
Public Service Electric and Gas Co. 3.65% 2028	8,821	9,341
Public Service Electric and Gas Co. 3.20% 2029	15,409	16,374
Public Service Electric and Gas Co. 2.45% 2030	10,985	10,956
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,457
Public Service Electric and Gas Co. 3.85% 2049	17,150	19,262
Public Service Electric and Gas Co. 3.15% 2050	18,106	18,950
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,745
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,096
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,868
Puget Energy, Inc. 6.50% 2020	5,420	5,537
Puget Energy, Inc. 6.00% 2021	4,310	4,393
Puget Energy, Inc. 5.625% 2022	15,427	15,452
Puget Energy, Inc. 3.65% 2025	9,400	9,209
Puget Sound Energy, Inc. 3.25% 2049	20,250	19,947
San Diego Gas & Electric Co. 2.50% 2026	3,000	3,059
San Diego Gas & Electric Co. 6.00% 2039	1,000	1,278
San Diego Gas & Electric Co. 4.50% 2040	1,167	1,253
San Diego Gas & Electric Co. 5.35% 2040	2,000	2,379
San Diego Gas & Electric Co. 3.75% 2047	1,167	1,188
San Diego Gas & Electric Co. 3.32% 2050	4,825	4,819
SCANA Corp. 6.25% 2020	250	250
Southern California Edison Co. 2.90% 2021	32,360	32,279
Southern California Edison Co. 3.875% 2021	12,142	12,038
Southern California Edison Co. 1.845% 2022	2,763	2,726
American Balanced Fund — Page 11 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.40% 2022	$8,059	$7,857
Southern California Edison Co. 3.40% 2023	10,597	10,873
Southern California Edison Co. 3.50% 2023	38,126	39,411
Southern California Edison Co. 3.70% 2025	38,683	39,894
Southern California Edison Co. 3.65% 2028	5,314	5,431
Southern California Edison Co. 2.85% 2029	52,733	51,182
Southern California Edison Co. 4.20% 2029	34,458	36,709
Southern California Edison Co. 5.35% 2035	26,534	31,846
Southern California Edison Co. 5.75% 2035	18,942	23,727
Southern California Edison Co. 5.625% 2036	22,715	25,582
Southern California Edison Co. 5.55% 2037	11,249	12,055
Southern California Edison Co. 5.95% 2038	20,254	23,609
Southern California Edison Co. 6.05% 2039	3,336	4,110
Southern California Edison Co. 4.50% 2040	53,242	55,234
Southern California Edison Co. 4.00% 2047	58,438	61,129
Southern California Edison Co. 4.125% 2048	23,709	25,440
Southern California Edison Co. 4.875% 2049	31,034	36,006
Southern California Edison Co. 3.65% 2050	37,510	36,607
Southern California Edison Co., Series C, 3.60% 2045	10,235	9,444
Southern California Gas Co. 2.55% 2030	28,423	27,847
Virginia Electric and Power Co. 3.80% 2028	8,247	8,758
Virginia Electric and Power Co. 2.875% 2029	10,100	10,076
Virginia Electric and Power Co. 4.60% 2048	10,125	11,556
Virginia Electric and Power Co. 3.30% 2049	9,100	9,229
Wisconsin Power and Light Co. 3.65% 2050	2,050	2,103
Xcel Energy Inc. 3.30% 2025	5,795	5,888
Xcel Energy Inc. 3.35% 2026	11,155	11,044
Xcel Energy Inc. 2.60% 2029	40,100	38,114
Xcel Energy Inc. 3.40% 2030	15,925	16,175
		2,553,100
Health care 1.48%
Abbott Laboratories 3.40% 2023	8,578	9,028
Abbott Laboratories 3.75% 2026	11,937	13,357
Abbott Laboratories 4.75% 2036	4,800	6,096
Abbott Laboratories 4.90% 2046	3,500	4,803
AbbVie Inc. 2.30% 2022[4]	23,946	23,957
AbbVie Inc. 2.60% 2024[4]	16,000	16,288
AbbVie Inc. 2.95% 2026[4]	16,940	17,300
AbbVie Inc. 3.20% 2029[4]	15,000	15,396
AbbVie Inc. 4.30% 2036	4,393	4,816
AbbVie Inc. 4.05% 2039[4]	27,403	28,873
AbbVie Inc. 4.45% 2046	25,911	27,664
Allergan PLC 3.45% 2022	44,992	46,744
Allergan PLC 3.80% 2025	872	894
Allergan PLC 4.55% 2035	7,870	8,699
Allergan PLC 4.75% 2045	1,404	1,522
Allergan, Inc. 5.00% 2021[4]	35,099	36,385
AmerisourceBergen Corp. 3.25% 2025	2,170	2,200
AmerisourceBergen Corp. 4.25% 2045	2,045	2,093
Amgen Inc. 2.70% 2022	10,620	10,882
Amgen Inc. 1.90% 2025	13,958	14,096
Amgen Inc. 2.20% 2027	19,929	19,921
Amgen Inc. 4.40% 2045	16,000	18,772
American Balanced Fund — Page 12 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Anthem, Inc. 2.375% 2025	$5,318	$5,258
AstraZeneca PLC 2.375% 2022	14,720	14,841
AstraZeneca PLC 3.375% 2025	22,445	23,668
AstraZeneca PLC 4.00% 2029	12,584	14,338
Bayer US Finance II LLC 3.875% 2023[4]	40,822	41,847
Bayer US Finance II LLC 4.25% 2025[4]	63,217	65,820
Bayer US Finance II LLC 4.40% 2044[4]	13,090	13,029
Bayer US Finance II LLC 4.875% 2048[4]	30,092	34,853
Becton, Dickinson and Co. 2.404% 2020	17,750	17,695
Becton, Dickinson and Co. 2.894% 2022	9,210	9,225
Becton, Dickinson and Co. 3.363% 2024	9,725	9,764
Becton, Dickinson and Co. 3.70% 2027	48,166	49,052
Boston Scientific Corp. 3.375% 2022	20,000	20,650
Boston Scientific Corp. 3.45% 2024	11,915	12,249
Boston Scientific Corp. 3.85% 2025	23,140	24,268
Boston Scientific Corp. 3.75% 2026	11,685	12,282
Boston Scientific Corp. 4.00% 2029	31,345	33,248
Bristol-Myers Squibb Co. 2.90% 2024[4]	16,070	17,065
Bristol-Myers Squibb Co. 3.875% 2025[4]	15,310	16,642
Bristol-Myers Squibb Co. 3.20% 2026[4]	22,543	24,130
Bristol-Myers Squibb Co. 3.40% 2029[4]	10,000	11,015
Centene Corp. 4.75% 2025[4]	31,875	32,473
Centene Corp. 4.25% 2027[4]	69,435	69,952
Centene Corp. 4.625% 2029[4]	75,490	76,286
Centene Corp. 3.375% 2030[4]	34,623	32,329
Cigna Corp. 3.40% 2021	13,920	14,139
Cigna Corp. 3.75% 2023	10,045	10,358
Cigna Corp. 4.375% 2028	16,800	18,115
Cigna Corp. 2.40% 2030	39,127	37,255
Cigna Corp. 4.80% 2038	29,085	32,870
Cigna Corp. 4.90% 2048	23,525	28,575
CVS Health Corp. 3.35% 2021	3,035	3,057
CVS Health Corp. 3.70% 2023	7,790	8,119
CVS Health Corp. 3.625% 2027	9,897	10,157
CVS Health Corp. 4.30% 2028	10,305	10,966
CVS Health Corp. 3.75% 2030	19,100	19,803
CVS Health Corp. 5.05% 2048	31,000	35,341
CVS Health Corp. 4.25% 2050	2,364	2,468
Eli Lilly and Co. 3.375% 2029	24,265	26,236
GlaxoSmithKline PLC 3.00% 2024	40,965	42,799
GlaxoSmithKline PLC 3.625% 2025	12,165	13,135
GlaxoSmithKline PLC 3.875% 2028	1,838	2,062
GlaxoSmithKline PLC 3.375% 2029	28,162	30,495
Humana Inc. 3.15% 2022	20,000	19,978
Medtronic, Inc. 3.50% 2025	10,013	10,805
Merck & Co., Inc. 2.90% 2024	24,172	25,323
Mylan Laboratories Inc. 3.15% 2021	18,347	18,184
Mylan Laboratories Inc. 4.20% 2023	13,930	13,300
Mylan Laboratories Inc. 3.95% 2026	12,736	12,748
New York University Hospital Center 3.38% 2055	11,083	10,396
Novartis Capital Corp. 1.75% 2025	20,638	20,888
Novartis Capital Corp. 2.00% 2027	15,842	16,042
Partners HealthCare System, Inc. 3.192% 2049	20,800	20,917
Pfizer Inc. 2.95% 2024	14,095	14,642
American Balanced Fund — Page 13 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Inc. 3.45% 2029	$24,000	$26,592
Roche Holdings, Inc. 1.75% 2022[4]	18,330	18,487
Shire PLC 2.40% 2021	15,349	15,304
Shire PLC 2.875% 2023	29,745	30,404
Shire PLC 3.20% 2026	30,903	31,676
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	63,195	66,633
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	4,864	5,562
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	59,121
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	145,874
Teva Pharmaceutical Finance Co. BV 3.15% 2026	107,999	91,791
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,274
Thermo Fisher Scientific Inc. 4.497% 2030	3,075	3,473
UnitedHealth Group Inc. 4.45% 2048	16,757	21,128
UnitedHealth Group Inc. 3.70% 2049	12,743	14,245
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,922
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,207
		2,097,631
Consumer discretionary 1.37%
Amazon.com, Inc. 2.40% 2023	24,500	25,515
Amazon.com, Inc. 2.80% 2024	24,500	26,041
Amazon.com, Inc. 3.80% 2024	35,000	38,863
American Honda Finance Corp. 3.50% 2028	10,000	9,931
Bayerische Motoren Werke AG 3.45% 2023[4]	43,425	43,191
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	22,525	21,728
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	40,000	38,907
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	32,000	30,169
Ford Motor Credit Co. 2.343% 2020	36,275	35,005
Ford Motor Credit Co. 3.157% 2020	14,624	14,334
Ford Motor Credit Co. 3.20% 2021	8,300	8,061
Ford Motor Credit Co. 3.47% 2021	993	958
Ford Motor Credit Co. 3.813% 2021	23,321	22,388
Ford Motor Credit Co. 2.979% 2022	13,734	12,841
Ford Motor Credit Co. 3.219% 2022	590	553
Ford Motor Credit Co. 3.339% 2022	29,703	27,781
Ford Motor Credit Co. 3.35% 2022	18,000	16,650
Ford Motor Credit Co. 5.596% 2022	17,641	17,156
Ford Motor Credit Co. 3.087% 2023	26,042	23,568
Ford Motor Credit Co. 3.096% 2023	42,618	37,930
Ford Motor Credit Co. 4.14% 2023	20,000	18,712
Ford Motor Credit Co. 4.375% 2023	5,714	5,285
Ford Motor Credit Co. 3.664% 2024	10,350	9,263
Ford Motor Credit Co. 3.81% 2024	66,242	59,949
Ford Motor Credit Co. 4.063% 2024	19,000	17,338
Ford Motor Credit Co. 5.584% 2024	16,000	14,920
Ford Motor Credit Co. 4.687% 2025	7,472	6,687
Ford Motor Credit Co. 4.542% 2026	55,675	48,994
Ford Motor Credit Co. 3.815% 2027	3,000	2,505
Ford Motor Credit Co. 4.271% 2027	75,251	64,528
General Motors Co. 4.35% 2025	5,780	5,187
General Motors Co. 5.00% 2035	17,245	13,009
General Motors Co. 6.60% 2036	309	270
General Motors Co. 6.25% 2043	28,989	23,109
General Motors Co. 5.20% 2045	2,732	2,175
American Balanced Fund — Page 14 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 6.75% 2046	$9,865	$7,918
General Motors Co. 5.40% 2048	35,071	25,675
General Motors Co. 5.95% 2049	71,678	53,219
General Motors Financial Co. 3.70% 2020	10,000	9,903
General Motors Financial Co. 3.45% 2022	30,000	28,071
General Motors Financial Co. 3.55% 2022	27,779	25,697
General Motors Financial Co. 3.25% 2023	50,308	46,597
General Motors Financial Co. 3.70% 2023	18,895	17,016
General Motors Financial Co. 3.50% 2024	47,470	41,851
General Motors Financial Co. 3.95% 2024	45,284	41,117
General Motors Financial Co. 5.10% 2024	6,257	5,773
General Motors Financial Co. 4.30% 2025	8,175	7,522
General Motors Financial Co. 5.25% 2026	3,660	3,237
General Motors Financial Co. 4.35% 2027	11,250	9,314
Home Depot, Inc. 1.80% 2020	19,600	19,589
Home Depot, Inc. 4.40% 2021	15,000	15,273
Home Depot, Inc. 3.25% 2022	20,125	20,834
Home Depot, Inc. 2.50% 2027	3,400	3,437
Home Depot, Inc. 2.95% 2029	55,005	57,040
Home Depot, Inc. 5.95% 2041	7,500	10,542
Home Depot, Inc. 4.25% 2046	6,500	7,797
Home Depot, Inc. 3.90% 2047	20,000	22,589
Hyundai Capital America 2.55% 2020[4]	11,300	11,300
Hyundai Capital America 2.75% 2020[4]	5,000	5,012
Hyundai Capital America 3.45% 2021[4]	42,460	42,442
Hyundai Capital America 3.75% 2021[4]	20,000	19,993
Hyundai Capital America 2.85% 2022[4]	15,487	15,140
Hyundai Capital America 3.00% 2022[4]	40,500	39,372
Hyundai Capital America 3.25% 2022[4]	17,700	17,353
Hyundai Capital America 3.95% 2022[4]	20,000	20,169
Hyundai Capital America 2.375% 2023[4]	39,823	37,619
Hyundai Capital America 3.40% 2024[4]	36,820	36,219
Hyundai Capital America 2.65% 2025[4]	52,225	49,933
Hyundai Capital America 3.00% 2027[4]	41,613	38,780
Lowe’s Cos., Inc. 3.65% 2029	22,148	22,859
Lowe’s Cos., Inc. 4.55% 2049	7,925	8,806
McDonald’s Corp. 3.80% 2028	14,775	15,690
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,809
NIKE, Inc. 2.40% 2025	6,544	6,788
NIKE, Inc. 2.75% 2027	16,017	16,753
NIKE, Inc. 2.85% 2030	18,053	19,107
NIKE, Inc. 3.25% 2040	9,844	10,301
NIKE, Inc. 3.375% 2050	7,709	8,473
Nordstrom, Inc. 4.00% 2021	6,245	6,047
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,833
Toyota Motor Credit Corp. 3.00% 2025	53,500	53,813
Toyota Motor Credit Corp. 3.05% 2028	10,800	10,808
Toyota Motor Credit Corp. 3.375% 2030	3,331	3,377
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	54,878	54,319
Volkswagen Group of America Finance, LLC 2.70% 2022[4]	23,662	22,909
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	25,051	24,796
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	10,113	9,552
American Balanced Fund — Page 15 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	$47,466	$49,062
Volkswagen Group of America Finance, LLC 3.20% 2026[4]	20,806	20,059
		1,939,005
Energy 1.37%
Apache Corp. 4.375% 2028	19,000	10,177
Apache Corp. 4.75% 2043	12,400	5,511
Apache Corp. 4.25% 2044	22,500	9,838
Apache Corp. 5.35% 2049	30,100	15,200
BP Capital Markets PLC 4.234% 2028	24,575	26,728
BP Capital Markets PLC 3.00% 2050	17,000	15,942
Canadian Natural Resources Ltd. 2.95% 2023	28,865	25,037
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,474
Cenovus Energy Inc. 3.80% 2023	20,710	10,932
Cenovus Energy Inc. 4.25% 2027	100,790	49,510
Cenovus Energy Inc. 5.25% 2037	10,000	4,497
Cenovus Energy Inc. 5.40% 2047	63,004	28,753
Cheniere Energy, Inc. 5.125% 2027	17,000	15,284
Cheniere Energy, Inc. 3.70% 2029[4]	84,135	63,280
Diamondback Energy, Inc. 3.25% 2026	29,348	20,799
Enbridge Energy Partners, LP 5.875% 2025	21,005	20,738
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,430
Enbridge Energy Partners, LP 7.375% 2045	45,188	49,885
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	11,268
Enbridge Inc. 4.00% 2023	9,535	9,090
Enbridge Inc. 3.70% 2027	14,313	14,227
Enbridge Inc. 4.00% 2049	25,000	22,573
Energy Transfer Operating, LP 5.875% 2024	1,133	1,073
Energy Transfer Operating, LP 2.90% 2025	14,405	12,206
Energy Transfer Operating, LP 5.50% 2027	20,500	17,999
Energy Transfer Operating, LP 3.75% 2030	25,222	19,874
Energy Transfer Operating, LP 5.00% 2050	53,000	41,330
Energy Transfer Partners, LP 4.20% 2023	11,190	9,792
Energy Transfer Partners, LP 4.50% 2024	18,395	16,438
Energy Transfer Partners, LP 4.75% 2026	19,000	16,826
Energy Transfer Partners, LP 4.20% 2027	958	778
Energy Transfer Partners, LP 4.95% 2028	12,225	10,144
Energy Transfer Partners, LP 5.25% 2029	25,000	21,213
Energy Transfer Partners, LP 6.125% 2045	10,000	8,337
Energy Transfer Partners, LP 5.30% 2047	13,961	10,673
Energy Transfer Partners, LP 6.00% 2048	13,082	11,025
Energy Transfer Partners, LP 6.25% 2049	63,157	53,645
Enterprise Products Operating LLC 3.90% 2024	16,545	16,866
Enterprise Products Operating LLC 3.95% 2027	550	522
EOG Resources, Inc. 4.15% 2026	10,220	10,483
EQT Corp. 3.00% 2022	7,635	6,432
EQT Corp. 3.90% 2027	15,080	10,514
Equinor ASA 3.625% 2028	14,745	15,853
Equinor ASA 3.25% 2049	16,682	16,505
Exxon Mobil Corp. 2.222% 2021	18,000	18,214
Exxon Mobil Corp. 2.019% 2024	63,850	63,901
Exxon Mobil Corp. 2.275% 2026	30,000	30,539
Exxon Mobil Corp. 2.44% 2029	23,193	23,778
Halliburton Co. 3.80% 2025	273	243
American Balanced Fund — Page 16 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 4.30% 2028	$15,000	$14,756
Kinder Morgan, Inc. 5.30% 2034	8,205	7,937
Kinder Morgan, Inc. 5.20% 2048	17,401	18,463
MPLX LP 3.50% 2022[4]	5,345	5,123
MPLX LP 4.875% 2025	20,000	16,499
MPLX LP 4.125% 2027	5,880	5,026
MPLX LP 4.50% 2038	12,500	9,808
MPLX LP 5.50% 2049	3,913	3,317
Noble Energy, Inc. 3.25% 2029[3]	24,488	15,762
Noble Energy, Inc. 4.95% 2047[3]	6,000	3,645
Occidental Petroleum Corp. 4.85% 2021	17,186	14,401
Occidental Petroleum Corp. 2.90% 2024	21,680	11,837
Occidental Petroleum Corp. 3.20% 2026	3,945	1,929
Occidental Petroleum Corp. 5.55% 2026	13,895	7,423
Occidental Petroleum Corp. 3.50% 2029	51,898	24,445
Occidental Petroleum Corp. 4.40% 2049	12,000	5,204
ONEOK, Inc. 2.20% 2025	745	577
ONEOK, Inc. 3.10% 2030	2,079	1,573
Petróleos Mexicanos 6.875% 2026	162,463	124,860
Petróleos Mexicanos 6.50% 2027	177,755	133,075
Petróleos Mexicanos 5.35% 2028	30,000	20,956
Petróleos Mexicanos 6.84% 2030[4]	9,450	6,887
Phillips 66 Partners LP 3.605% 2025	1,950	1,855
Phillips 66 Partners LP 3.55% 2026	3,350	3,031
Phillips 66 Partners LP 4.68% 2045	6,580	5,410
Phillips 66 Partners LP 4.90% 2046	5,510	4,667
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,125
Sabine Pass Liquefaction, LLC 5.625% 2023[5]	50,000	46,578
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	47,011
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	9,797
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	11,323
Saudi Arabian Oil Co. 2.875% 2024[4]	52,881	51,467
Saudi Arabian Oil Co. 3.50% 2029[4]	119,790	118,683
Schlumberger BV 4.00% 2025[4]	10,000	9,236
Shell International Finance BV 2.25% 2020	8,375	8,334
Shell International Finance BV 3.50% 2023	8,940	9,331
Shell International Finance BV 3.875% 2028	15,000	16,430
Statoil ASA 2.75% 2021	5,395	5,457
Statoil ASA 3.25% 2024	1,690	1,657
Statoil ASA 4.25% 2041	6,000	6,784
Sunoco Logistics Operating Partners, LP 4.00% 2027	3,300	2,618
Sunoco Logistics Operating Partners, LP 5.40% 2047	10,000	7,975
TC PipeLines, LP 4.375% 2025	6,390	6,482
Total Capital International 2.434% 2025	25,350	25,494
Total Capital International 3.455% 2029	41,412	43,812
Total Capital SA 3.883% 2028	15,000	16,289
TransCanada PipeLines Ltd. 4.25% 2028	17,075	17,477
TransCanada PipeLines Ltd. 5.00% 2043	10,000	10,307
TransCanada PipeLines Ltd. 4.875% 2048	10,000	10,921
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[5]	6,410	4,883
Valero Energy Corp. 4.00% 2029	20,000	19,563
Western Midstream Operating, LP 5.25% 2050	18,550	7,654
Williams Partners LP 4.50% 2023	6,400	6,012
American Balanced Fund — Page 17 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners LP 4.30% 2024	$7,870	$7,164
Williams Partners LP 3.90% 2025	516	464
Williams Partners LP 6.30% 2040	3,305	3,349
Williams Partners LP 5.10% 2045	2,203	2,101
Woodside Petroleum Ltd. 3.65% 2025[4]	12,400	11,618
		1,936,238
Consumer staples 1.04%
Altria Group, Inc. 4.40% 2026	37,282	38,685
Altria Group, Inc. 4.80% 2029	14,173	14,861
Altria Group, Inc. 9.95% 2038	13,500	20,461
Altria Group, Inc. 5.80% 2039	34,980	38,463
Altria Group, Inc. 4.50% 2043	5,466	5,205
Altria Group, Inc. 5.95% 2049	66,978	78,271
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	6,725	7,048
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	10,000	10,964
Anheuser-Busch InBev NV 3.70% 2024	7,687	7,996
Anheuser-Busch InBev NV 4.15% 2025	42,036	45,422
Anheuser-Busch InBev NV 4.00% 2028	69,467	73,496
Anheuser-Busch InBev NV 5.45% 2039	34,000	39,702
Anheuser-Busch InBev NV 4.60% 2048	5,000	5,322
Anheuser-Busch InBev NV 5.55% 2049	21,181	25,023
British American Tobacco International Finance PLC 3.95% 2025[4]	16,500	16,220
British American Tobacco PLC 3.222% 2024	22,000	22,140
British American Tobacco PLC 3.215% 2026	21,600	20,586
British American Tobacco PLC 3.557% 2027	26,020	24,561
British American Tobacco PLC 4.70% 2027	11,661	11,909
British American Tobacco PLC 4.906% 2030	20,000	20,555
British American Tobacco PLC 4.39% 2037	54,145	50,374
British American Tobacco PLC 4.54% 2047	96,190	88,243
British American Tobacco PLC 4.758% 2049	74,791	70,845
Conagra Brands, Inc. 3.80% 2021	30,000	30,259
Conagra Brands, Inc. 4.30% 2024	12,355	12,852
Conagra Brands, Inc. 5.30% 2038	33,938	37,047
Conagra Brands, Inc. 5.40% 2048	20,791	23,509
Constellation Brands, Inc. 2.65% 2022	27,175	26,005
Constellation Brands, Inc. 2.70% 2022	2,905	2,847
Constellation Brands, Inc. 3.60% 2028	10,000	9,808
Constellation Brands, Inc. 4.50% 2047	3,465	3,251
Costco Wholesale Corp. 2.75% 2024	40,000	42,068
Imperial Tobacco Finance PLC 3.50% 2023[4]	17,000	17,077
Keurig Dr Pepper Inc. 4.417% 2025	20,000	21,355
Keurig Dr Pepper Inc. 4.597% 2028	13,096	14,410
Keurig Dr Pepper Inc. 4.985% 2038	37,945	42,647
Keurig Dr Pepper Inc. 5.085% 2048	2,076	2,620
Kimberly-Clark Corp. 3.10% 2030	5,437	5,846
Kroger Co. 3.50% 2026	16,135	17,076
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,513
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,668
Molson Coors Brewing Co. 4.20% 2046	43,813	39,422
Philip Morris International Inc. 1.875% 2021	6,340	6,353
Philip Morris International Inc. 2.375% 2022	15,390	15,693
Philip Morris International Inc. 2.625% 2022	13,750	13,957
Philip Morris International Inc. 2.875% 2024	21,097	21,677
American Balanced Fund — Page 18 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 3.25% 2024	$10,000	$10,570
Philip Morris International Inc. 3.375% 2025	27,395	28,570
Philip Morris International Inc. 3.375% 2029	21,097	22,298
Procter & Gamble Co. 1.70% 2021	8,270	8,353
Procter & Gamble Co. 2.80% 2027	8,164	8,911
Procter & Gamble Co. 3.00% 2030	20,202	22,454
Procter & Gamble Co. 3.60% 2050	6,315	7,812
Reckitt Benckiser Group PLC 2.375% 2022[4]	19,000	18,665
Reynolds American Inc. 3.25% 2022	10,640	10,328
Reynolds American Inc. 4.00% 2022	3,410	3,456
Reynolds American Inc. 4.45% 2025	21,590	22,025
Reynolds American Inc. 5.70% 2035	1,555	1,718
Reynolds American Inc. 5.85% 2045	45,069	48,693
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,812
Wal-Mart Stores, Inc. 3.40% 2023	16,080	17,132
Wal-Mart Stores, Inc. 2.85% 2024	36,165	38,212
Wal-Mart Stores, Inc. 3.05% 2026	21,505	23,260
WM. Wrigley Jr. Co. 3.375% 2020[4]	22,500	22,364
		1,472,945
Industrials 0.83%
3M Co. 2.65% 2025	3,000	3,133
Avolon Holdings Funding Ltd. 3.625% 2022[4]	36,247	32,171
Avolon Holdings Funding Ltd. 3.95% 2024[4]	69,363	58,161
Avolon Holdings Funding Ltd. 4.375% 2026[4]	41,575	33,405
Avolon Holdings Funding Ltd. 3.25% 2027[4]	27,000	21,285
Boeing Co. 2.80% 2024	14,510	13,685
Boeing Co. 3.10% 2026	19,041	17,645
Boeing Co. 2.70% 2027	41,272	37,968
Boeing Co. 3.20% 2029	2,568	2,377
Boeing Co. 2.95% 2030	12,922	11,992
Boeing Co. 3.60% 2034	41,955	37,666
Boeing Co. 3.25% 2035	6,666	5,811
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	8,800	7,963
Burlington Northern Santa Fe LLC 3.55% 2050	30,000	33,001
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,126	1,137
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	211	213
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	908	909
CSX Corp. 3.80% 2028	43,025	45,780
CSX Corp. 4.25% 2029	14,593	16,410
CSX Corp. 4.30% 2048	19,000	20,940
CSX Corp. 3.35% 2049	51	49
CSX Corp. 4.50% 2049	12,933	14,959
CSX Corp. 3.80% 2050	2,603	2,747
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	1,849	1,849
FedEx Corp. 4.75% 2045	35,000	33,750
Fortive Corp. 2.35% 2021	6,505	6,326
GE Capital International Funding Co. 4.418% 2035	69,065	74,915
General Dynamics Corp. 3.375% 2023	24,469	25,677
General Dynamics Corp. 3.50% 2025	19,536	20,857
General Dynamics Corp. 3.625% 2030	16,133	18,015
General Dynamics Corp. 4.25% 2050	2,228	2,774
General Electric Capital Corp. 6.15% 2037	5,660	6,546
General Electric Co. 2.70% 2022	11,000	10,834
American Balanced Fund — Page 19 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 4.125% 2042	$870	$826
Honeywell International Inc. 1.85% 2021	17,905	17,925
Honeywell International Inc. 2.15% 2022	17,950	18,064
Honeywell International Inc. 2.30% 2024	39,412	39,213
Honeywell International Inc. 2.70% 2029	36,735	37,526
Lockheed Martin Corp. 3.10% 2023	4,710	4,783
Lockheed Martin Corp. 3.55% 2026	18,885	20,464
Mexico City Airport Trust 5.50% 2046	5,677	4,657
Mexico City Airport Trust 5.50% 2047	11,901	10,166
Mexico City Airport Trust 5.50% 2047[4]	422	360
Norfolk Southern Corp. 2.55% 2029	11,060	10,778
Northrop Grumman Corp. 2.93% 2025	28,490	29,057
Northrop Grumman Corp. 3.25% 2028	15,000	15,775
Otis Worldwide Corp. 2.293% 2027[4]	7,623	7,329
Otis Worldwide Corp. 2.565% 2030[4]	10,000	9,748
Rockwell Collins, Inc. 2.80% 2022	22,725	22,976
Roper Technologies, Inc. 2.80% 2021	9,660	9,676
Roper Technologies, Inc. 3.80% 2026	8,325	8,579
Siemens AG 2.70% 2022[4]	51,020	50,793
Union Pacific Corp. 3.15% 2024	22,072	23,000
Union Pacific Corp. 3.75% 2025	24,640	26,532
Union Pacific Corp. 2.15% 2027	8,807	8,649
Union Pacific Corp. 3.95% 2028	30,000	32,275
Union Pacific Corp. 3.70% 2029	31,310	33,864
Union Pacific Corp. 2.40% 2030	10,000	9,796
Union Pacific Corp. 3.75% 2070	28,080	29,516
United Technologies Corp. 3.65% 2023	2,747	2,894
United Technologies Corp. 3.95% 2025	13,225	14,497
United Technologies Corp. 4.125% 2028	16,815	18,602
Vinci SA 3.75% 2029[4]	21,353	23,107
Waste Management, Inc. 2.90% 2022	15,000	15,081
		1,177,458
Information technology 0.83%
Adobe Inc. 1.90% 2025	18,950	19,157
Adobe Inc. 3.25% 2025	6,500	7,034
Adobe Inc. 2.15% 2027	43,264	43,855
Apple Inc. 3.00% 2024	10,000	10,615
Broadcom Inc. 3.625% 2024[4]	21,000	20,652
Broadcom Inc. 4.25% 2026[4]	223,341	227,421
Broadcom Inc. 4.75% 2029[4]	201,958	205,566
Broadcom Ltd. 2.65% 2023	22,000	21,513
Broadcom Ltd. 3.625% 2024	12,250	12,145
Broadcom Ltd. 3.875% 2027	149,415	142,767
Broadcom Ltd. 3.50% 2028	20,000	18,577
Fiserv, Inc. 2.75% 2024	35,415	35,283
Fiserv, Inc. 3.20% 2026	57,425	59,236
Fiserv, Inc. 3.50% 2029	26,565	28,274
Fiserv, Inc. 4.40% 2049	17,710	19,107
Intel Corp. 3.70% 2025	22,000	24,309
Mastercard Inc. 3.30% 2027	18,000	19,590
Mastercard Inc. 3.85% 2050	4,694	5,757
Microsoft Corp. 1.55% 2021	11,600	11,688
Microsoft Corp. 2.40% 2026	15,000	15,899
American Balanced Fund — Page 20 of 43

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 3.30% 2027	$31,655	$35,212
Microsoft Corp. 4.20% 2035	8,000	10,062
Microsoft Corp. 4.10% 2037	10,750	13,165
Microsoft Corp. 3.70% 2046	15,000	17,871
PayPal Holdings, Inc. 2.65% 2026	15,368	15,095
PayPal Holdings, Inc. 2.85% 2029	28,419	28,383
Visa Inc. 2.80% 2022	23,000	23,952
Visa Inc. 3.15% 2025	34,000	37,123
Visa Inc. 1.90% 2027	12,931	12,895
Visa Inc. 2.05% 2030	29,557	29,514
Visa Inc. 2.70% 2020	3,889	3,860
		1,175,577
Communication services 0.64%
Alphabet Inc. 1.998% 2026	17,000	17,994
AT&T Inc. 3.60% 2025	655	682
AT&T Inc. 3.80% 2027	6,045	6,295
AT&T Inc. 4.35% 2029	25,000	26,939
AT&T Inc. 4.50% 2035	2,425	2,654
AT&T Inc. 4.30% 2042	825	876
AT&T Inc. 4.75% 2046	12,116	13,518
AT&T Inc. 4.50% 2048	3,375	3,681
British Telecommunications PLC 9.625% 2030[5]	7,758	11,966
CBS Corp. 3.50% 2025	15,000	14,414
CBS Corp. 4.60% 2045	25,000	21,738
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,792
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	5,825	7,151
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	15,000	17,103
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	4,596	4,912
CenturyLink, Inc. 4.00% 2027[4]	79,017	76,054
Comcast Corp. 3.10% 2025	18,000	19,045
Comcast Corp. 3.95% 2025	38,738	42,734
Comcast Corp. 3.15% 2026	11,215	11,790
Comcast Corp. 3.30% 2027	20,000	21,313
Comcast Corp. 4.15% 2028	15,000	17,113
Comcast Corp. 3.40% 2030	21,651	23,486
Comcast Corp. 3.20% 2036	7,250	7,682
Comcast Corp. 6.45% 2037	15,000	21,730
Comcast Corp. 3.90% 2038	12,750	14,388
Comcast Corp. 4.60% 2038	20,000	24,998
Comcast Corp. 4.60% 2045	20,000	25,620
Comcast Corp. 4.70% 2048	10,000	12,984
Deutsche Telekom AG 3.625% 2050[4]	32,150	32,142
Deutsche Telekom International Finance BV 1.95% 2021[4]	10,000	9,882
Deutsche Telekom International Finance BV 2.82% 2022[4]	20,000	19,874
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,299
Fox Corp. 3.666% 2022	17,915	18,311
Fox Corp. 4.03% 2024	19,480	20,277
Fox Corp. 3.05% 2025	3,780	3,803
Fox Corp. 3.50% 2030	12,534	12,723
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[4]	5,730	5,731
Orange SA 5.50% 2044	14,000	17,984
Verizon Communications Inc. 4.125% 2027	26,900	29,998
Verizon Communications Inc. 3.875% 2029	4,464	5,008
American Balanced Fund — Page 21 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 4.016% 2029	$21,676	$24,584
Verizon Communications Inc. 4.50% 2033	23,000	27,744
Verizon Communications Inc. 4.272% 2036	47,680	55,901
Vodafone Group PLC 3.75% 2024	39,450	41,155
Vodafone Group PLC 4.375% 2028	5,000	5,268
Vodafone Group PLC 5.25% 2048	10,000	12,116
Vodafone Group PLC 4.25% 2050	21,020	21,684
Walt Disney Co. 3.80% 2030	20,000	22,582
Walt Disney Co. 4.70% 2050	20,000	26,132
		901,850
Materials 0.34%
Air Liquide SA 2.25% 2029[4]	20,990	19,469
Anglo American Capital PLC 5.375% 2025[4]	22,167	22,428
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[4,5]	3,175	3,121
Carrier Global Corp. 2.242% 2025[4]	41,365	40,535
Carrier Global Corp. 2.493% 2027[4]	32,898	31,554
Carrier Global Corp. 2.722% 2030[4]	59,038	54,668
Carrier Global Corp. 3.377% 2040[4]	17,406	15,440
Carrier Global Corp. 3.577% 2050[4]	36,560	33,027
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	9,750	9,514
Dow Chemical Co. 3.15% 2024	34,020	33,571
Dow Chemical Co. 4.55% 2025	23,705	25,197
Dow Chemical Co. 3.625% 2026	20,713	20,315
Dow Chemical Co. 4.80% 2049	12,810	13,399
Eastman Chemical Co. 3.80% 2025	7,405	7,505
Ecolab Inc. 4.35% 2021	816	841
Ecolab Inc. 5.50% 2041	204	236
Ecolab Inc. 3.95% 2047	1,664	1,740
Glencore Funding LLC 4.125% 2024[4]	16,500	15,197
Holcim Ltd. 5.15% 2023[4]	17,000	19,005
International Paper Co. 7.30% 2039	7,835	10,094
Mosaic Co. 3.25% 2022	19,000	18,640
Mosaic Co. 4.05% 2027	17,940	15,332
Sherwin-Williams Co. 2.75% 2022	425	424
Sherwin-Williams Co. 3.125% 2024	4,260	4,246
Sherwin-Williams Co. 2.30% 2030	11,802	11,162
Sherwin-Williams Co. 3.80% 2049	37,768	37,977
Sherwin-Williams Co. 3.30% 2050	10,000	9,503
Westlake Chemical Corp. 4.375% 2047	10,000	8,151
		482,291
Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,075
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	20,485
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	8,663
Alexandria Real Estate Equities, Inc. 4.00% 2050	20,825	18,943
American Campus Communities, Inc. 3.75% 2023	11,715	11,827
American Campus Communities, Inc. 4.125% 2024	10,965	11,404
American Campus Communities, Inc. 3.625% 2027	8,932	8,931
American Campus Communities, Inc. 2.85% 2030	16,029	15,067
American Tower Corp. 3.55% 2027	6,815	6,845
American Tower Corp. 3.60% 2028	15,000	15,026
American Balanced Fund — Page 22 of 43

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Brandywine Operating Partnership, LP 3.95% 2023	$1,639	$1,695
Corporate Office Properties LP 3.60% 2023	6,000	5,883
Corporate Office Properties LP 5.25% 2024	20,030	21,019
Corporate Office Properties LP 5.00% 2025	1,235	1,302
EPR Properties 4.75% 2026	20,000	18,220
Equinix, Inc. 2.625% 2024	10,601	9,965
Equinix, Inc. 2.90% 2026	13,636	12,565
Equinix, Inc. 3.20% 2029	15,036	14,007
Essex Portfolio LP 3.875% 2024	27,215	27,328
Essex Portfolio LP 3.50% 2025	27,075	27,219
Essex Portfolio LP 3.375% 2026	2,395	2,423
Gaming and Leisure Properties, Inc. 3.35% 2024	16,338	14,602
Gaming and Leisure Properties, Inc. 4.00% 2030	20,000	15,383
Hospitality Properties Trust 4.25% 2021	8,425	8,013
Hospitality Properties Trust 5.00% 2022	4,350	3,116
Hospitality Properties Trust 4.50% 2023	21,820	16,410
Hospitality Properties Trust 4.95% 2027	11,000	8,358
Hospitality Properties Trust 3.95% 2028	12,610	9,395
Prologis, Inc. 4.25% 2023	20,000	21,114
Public Storage 2.37% 2022	8,640	8,547
Scentre Group 3.25% 2025[4]	1,780	1,795
Scentre Group 3.50% 2025[4]	10,415	10,652
Scentre Group 3.75% 2027[4]	13,620	13,458
WEA Finance LLC 3.25% 2020[4]	26,437	26,178
Welltower Inc. 3.95% 2023	20,600	20,440
Westfield Corp. Ltd. 3.15% 2022[4]	35,935	34,990
		475,343
Total corporate bonds & notes		18,841,503
Mortgage-backed obligations 9.82%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,6,8]	6,692	6,558
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 1.95% 2063[8]	16,977	17,151
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.547% 2029[4,6,8]	27,930	23,931
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[8]	11,350	12,470
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[8]	17,198	17,277
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[8]	8,000	8,494
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,6,8]	6,700	6,628
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[4,6,8]	6,909	6,821
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[4,6,8]	1,681	1,662
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[4,6,8]	861	846
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[4,6,8]	12,171	12,045
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[8]	13,000	14,105
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.038% 2033[6,8]	755	645
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[8]	3,370	3,458
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[8]	800	856
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,8]	1,480	1,473
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,8]	1,070	1,113
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[8]	1,280	1,335
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[8]	15,265	16,328
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	283	296
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	132	139
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[8]	1,311	1,299
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[8]	5,600	5,898
American Balanced Fund — Page 23 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.58% 2048[6,8]	$701	$613
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,8]	1,000	1,003
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[4,8]	6,267	6,281
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[8]	550	567
Fannie Mae 6.50% 2037[8]	464	543
Fannie Mae 6.50% 2047[8]	73	78
Fannie Mae 7.00% 2047[8]	41	46
Fannie Mae 7.00% 2047[8]	38	43
Fannie Mae 7.00% 2047[8]	23	26
Fannie Mae 7.00% 2047[8]	9	10
Fannie Mae 3.50% 2057[8]	46,281	50,040
Fannie Mae 3.50% 2058[8]	54,153	58,884
Fannie Mae Pool #AJ9156 3.00% 2026[8]	539	565
Fannie Mae Pool #AJ0049 3.00% 2026[8]	456	478
Fannie Mae Pool #AJ9155 3.00% 2026[8]	295	309
Fannie Mae Pool #AH3426 3.00% 2026[8]	287	300
Fannie Mae Pool #AJ6086 3.00% 2026[8]	282	296
Fannie Mae Pool #MA2629 3.00% 2026[8]	274	287
Fannie Mae Pool #AJ6999 3.00% 2026[8]	53	56
Fannie Mae Pool #AJ4087 3.00% 2026[8]	11	11
Fannie Mae Pool #AJ1756 3.00% 2026[8]	8	9
Fannie Mae Pool #AI8140 3.50% 2026[8]	21	22
Fannie Mae Pool #MA2973 3.00% 2027[8]	12,261	12,861
Fannie Mae Pool #AL5603 3.00% 2027[8]	1,002	1,051
Fannie Mae Pool #AB4281 3.00% 2027[8]	898	942
Fannie Mae Pool #AL1381 3.00% 2027[8]	554	582
Fannie Mae Pool #AP7539 3.00% 2027[8]	498	523
Fannie Mae Pool #MA3030 3.00% 2027[8]	401	420
Fannie Mae Pool #AK3264 3.00% 2027[8]	355	373
Fannie Mae Pool #AB4485 3.00% 2027[8]	340	356
Fannie Mae Pool #AB4483 3.00% 2027[8]	321	337
Fannie Mae Pool #AP7788 3.00% 2027[8]	273	286
Fannie Mae Pool #AO8678 3.00% 2027[8]	185	194
Fannie Mae Pool #AK4347 3.00% 2027[8]	107	113
Fannie Mae Pool #AP0457 3.00% 2027[8]	47	49
Fannie Mae Pool #AJ9193 3.00% 2027[8]	32	33
Fannie Mae Pool #AQ4458 3.00% 2027[8]	18	19
Fannie Mae Pool #MA1062 3.00% 2027[8]	6	7
Fannie Mae Pool #AL2740 3.00% 2027[8]	5	5
Fannie Mae Pool #AK6769 3.50% 2027[8]	20	22
Fannie Mae Pool #MA3315 3.00% 2028[8]	461	483
Fannie Mae Pool #AL4693 3.00% 2028[8]	84	88
Fannie Mae Pool #AL3802 3.00% 2028[8]	56	59
Fannie Mae Pool #AL5878 3.50% 2029[8]	294	313
Fannie Mae Pool #BM4299 3.00% 2030[8]	1,088	1,141
Fannie Mae Pool #FM1465 3.00% 2030[8]	429	451
Fannie Mae Pool #BA0496 3.50% 2030[8]	139	148
Fannie Mae Pool #AL7688 3.50% 2030[8]	133	141
Fannie Mae Pool #AZ5722 3.50% 2030[8]	21	22
Fannie Mae Pool #AL7972 3.50% 2031[8]	192	204
Fannie Mae Pool #BE7150 3.50% 2032[8]	416	439
Fannie Mae Pool #CA0960 3.50% 2032[8]	25	27
Fannie Mae Pool #MA3409 3.00% 2033[8]	11,109	11,650
Fannie Mae Pool #BK7123 3.00% 2033[8]	724	759
Fannie Mae Pool #BN0591 3.00% 2033[8]	200	210
American Balanced Fund — Page 24 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA2133 3.00% 2033[8]	$42	$45
Fannie Mae Pool #BK0857 3.00% 2033[8]	42	44
Fannie Mae Pool #BJ7443 3.00% 2033[8]	33	34
Fannie Mae Pool #BK0931 3.00% 2033[8]	19	20
Fannie Mae Pool #BJ9002 3.50% 2033[8]	91	97
Fannie Mae Pool #CA1270 3.50% 2033[8]	19	20
Fannie Mae Pool #555880 5.50% 2033[8]	1,452	1,643
Fannie Mae Pool #555956 5.50% 2033[8]	1,291	1,462
Fannie Mae Pool #357399 5.50% 2033[8]	142	161
Fannie Mae Pool #MA3674 2.50% 2034[8]	15,324	15,925
Fannie Mae Pool #MA3827 2.50% 2034[8]	6,719	6,986
Fannie Mae Pool #BO2408 2.50% 2034[8]	2,941	3,058
Fannie Mae Pool #BO6861 2.50% 2034[8]	2,344	2,437
Fannie Mae Pool #BO6328 2.50% 2034[8]	451	469
Fannie Mae Pool #BO4108 2.50% 2034[8]	435	452
Fannie Mae Pool #MA3797 2.50% 2034[8]	348	362
Fannie Mae Pool #SB8021 3.00% 2034[8]	1,402	1,471
Fannie Mae Pool #FM1394 3.00% 2034[8]	72	76
Fannie Mae Pool #MA3955 2.50% 2035[8]	55,403	57,617
Fannie Mae Pool #MA3896 2.50% 2035[8]	98	102
Fannie Mae Pool #MA3897 3.00% 2035[8]	7,962	8,344
Fannie Mae Pool #AA0914 5.00% 2035[8]	460	505
Fannie Mae Pool #745092 6.50% 2035[8]	1,378	1,607
Fannie Mae Pool #AS8438 3.00% 2036[8]	72,428	76,800
Fannie Mae Pool #887695 6.00% 2036[8]	424	488
Fannie Mae Pool #MA2922 3.00% 2037[8]	35,660	37,805
Fannie Mae Pool #MA2897 3.00% 2037[8]	28,412	30,122
Fannie Mae Pool #888292 6.00% 2037[8]	3,717	4,289
Fannie Mae Pool #888746 6.50% 2037[8]	816	939
Fannie Mae Pool #889658 6.50% 2038[8]	1,229	1,431
Fannie Mae Pool #MA3671 3.00% 2039[8]	43,076	45,457
Fannie Mae Pool #MA3646 3.00% 2039[8]	2,239	2,365
Fannie Mae Pool #AD0679 5.50% 2039[8]	37	42
Fannie Mae Pool #AE0395 4.50% 2040[8]	6,736	7,394
Fannie Mae Pool #AE3049 4.50% 2040[8]	5,099	5,595
Fannie Mae Pool #AE5471 4.50% 2040[8]	3,632	3,986
Fannie Mae Pool #AD8536 5.00% 2040[8]	2,748	3,055
Fannie Mae Pool #AE2513 5.00% 2040[8]	2,207	2,455
Fannie Mae Pool #AE4689 5.00% 2040[8]	765	851
Fannie Mae Pool #932752 5.00% 2040[8]	751	834
Fannie Mae Pool #AI2503 4.00% 2041[8]	4,726	5,122
Fannie Mae Pool #AH3575 4.50% 2041[8]	4,898	5,377
Fannie Mae Pool #AI5589 4.50% 2041[8]	69	75
Fannie Mae Pool #AH5452 5.00% 2041[8]	962	1,068
Fannie Mae Pool #AI8121 5.00% 2041[8]	941	1,046
Fannie Mae Pool #AH9420 5.00% 2041[8]	870	968
Fannie Mae Pool #AI4289 5.00% 2041[8]	851	936
Fannie Mae Pool #AI0582 5.00% 2041[8]	710	790
Fannie Mae Pool #AH9370 5.00% 2041[8]	654	726
Fannie Mae Pool #AI7218 5.00% 2041[8]	509	552
Fannie Mae Pool #AH9938 5.00% 2041[8]	407	453
Fannie Mae Pool #AI3894 5.00% 2041[8]	334	362
Fannie Mae Pool #AI6576 5.00% 2041[8]	254	282
Fannie Mae Pool #MA0791 5.00% 2041[8]	224	249
Fannie Mae Pool #AI4296 5.00% 2041[8]	136	151
American Balanced Fund — Page 25 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AI7159 5.00% 2041[8]	$123	$133
Fannie Mae Pool #AI7058 5.00% 2041[8]	86	95
Fannie Mae Pool #AI1865 5.00% 2041[8]	64	71
Fannie Mae Pool #AI6599 5.00% 2041[8]	29	32
Fannie Mae Pool #AI4563 5.00% 2041[8]	12	13
Fannie Mae Pool #AJ1422 5.00% 2041[8]	10	11
Fannie Mae Pool #AK2147 5.00% 2042[8]	238	257
Fannie Mae Pool #AT7696 3.50% 2043[8]	8,285	8,913
Fannie Mae Pool #AT7689 3.50% 2043[8]	4,032	4,338
Fannie Mae Pool #AT7680 3.50% 2043[8]	1,596	1,717
Fannie Mae Pool #AQ9302 3.50% 2043[8]	1,138	1,224
Fannie Mae Pool #CA1546 4.00% 2043[8]	8,580	9,227
Fannie Mae Pool #AU8813 4.00% 2043[8]	405	448
Fannie Mae Pool #AU9348 4.00% 2043[8]	280	310
Fannie Mae Pool #AU9350 4.00% 2043[8]	251	275
Fannie Mae Pool #AV1538 4.50% 2043[8]	9,060	9,942
Fannie Mae Pool #AS2988 3.50% 2044[8]	52,437	56,308
Fannie Mae Pool #AS4477 3.50% 2045[8]	33,295	35,496
Fannie Mae Pool #AL8354 3.50% 2045[8]	13,473	14,477
Fannie Mae Pool #MA2471 3.50% 2045[8]	9,600	10,251
Fannie Mae Pool #MA2608 3.00% 2046[8]	4,287	4,538
Fannie Mae Pool #MA2771 3.00% 2046[8]	3,499	3,699
Fannie Mae Pool #BM3610 3.50% 2046[8]	61,804	65,954
Fannie Mae Pool #BM3803 3.50% 2046[8]	22,249	23,748
Fannie Mae Pool #AL8522 3.50% 2046[8]	20,411	21,933
Fannie Mae Pool #AS6789 3.50% 2046[8]	16,289	17,397
Fannie Mae Pool #BC0157 3.50% 2046[8]	14,590	15,664
Fannie Mae Pool #AL9499 3.50% 2046[8]	13,782	14,717
Fannie Mae Pool #AS7168 3.50% 2046[8]	10,037	10,711
Fannie Mae Pool #BM3613 4.00% 2046[8]	48,965	53,059
Fannie Mae Pool #BC4748 4.00% 2046[8]	22,896	24,732
Fannie Mae Pool #BC7611 4.00% 2046[8]	2,526	2,732
Fannie Mae Pool #BD9665 4.00% 2046[8]	1,853	1,995
Fannie Mae Pool #BF0364 3.00% 2047[8]	42,011	45,558
Fannie Mae Pool #BF0302 3.00% 2047[8]	33,263	35,952
Fannie Mae Pool #MA3147 3.00% 2047[8]	15,823	16,701
Fannie Mae Pool #MA3209 3.00% 2047[8]	5,732	6,051
Fannie Mae Pool #CA0377 3.00% 2047[8]	3,290	3,472
Fannie Mae Pool #BM5632 3.00% 2047[8]	1,481	1,563
Fannie Mae Pool #MA3210 3.50% 2047[8]	89,542	94,810
Fannie Mae Pool #BM3528 3.50% 2047[8]	70,933	76,128
Fannie Mae Pool #BH5752 3.50% 2047[8]	36,337	38,605
Fannie Mae Pool #MA3182 3.50% 2047[8]	29,200	31,025
Fannie Mae Pool #890833 3.50% 2047[8]	25,850	27,539
Fannie Mae Pool #CA0770 3.50% 2047[8]	15,231	16,215
Fannie Mae Pool #BM4655 3.50% 2047[8]	13,105	13,975
Fannie Mae Pool #BE3151 3.50% 2047[8]	2,629	2,806
Fannie Mae Pool #CA1055 3.50% 2047[8]	2,257	2,399
Fannie Mae Pool #BE3162 3.50% 2047[8]	1,944	2,076
Fannie Mae Pool #MA3148 3.50% 2047[8]	1,496	1,589
Fannie Mae Pool #BH6387 3.50% 2047[8]	1,087	1,156
Fannie Mae Pool #CA0453 4.00% 2047[8]	66,590	71,481
Fannie Mae Pool #MA3149 4.00% 2047[8]	51,122	54,825
Fannie Mae Pool #MA3183 4.00% 2047[8]	13,407	14,380
Fannie Mae Pool #BM4413 4.50% 2047[8]	25,100	27,204
American Balanced Fund — Page 26 of 43

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0623 4.50% 2047[8]	$10,816	$11,710
Fannie Mae Pool #BE9242 4.50% 2047[8]	64	69
Fannie Mae Pool #947661 6.50% 2047[8]	55	60
Fannie Mae Pool #BF0293 3.00% 2048[8]	160,037	170,976
Fannie Mae Pool #BF0323 3.00% 2048[8]	76,754	82,000
Fannie Mae Pool #BF0325 3.50% 2048[8]	98,796	106,607
Fannie Mae Pool #BF0318 3.50% 2048[8]	89,913	97,022
Fannie Mae Pool #BM4033 3.50% 2048[8]	52,252	55,739
Fannie Mae Pool #CA1532 3.50% 2048[8]	33,396	35,598
Fannie Mae Pool #BH9277 3.50% 2048[8]	25,899	27,417
Fannie Mae Pool #MA3332 3.50% 2048[8]	19,094	20,205
Fannie Mae Pool #CA2451 3.50% 2048[8]	17,797	18,901
Fannie Mae Pool #BM3714 3.50% 2048[8]	16,425	17,525
Fannie Mae Pool #MA3442 3.50% 2048[8]	15,485	16,414
Fannie Mae Pool #BJ6760 3.50% 2048[8]	11,184	11,931
Fannie Mae Pool #BJ5926 3.50% 2048[8]	9,163	9,739
Fannie Mae Pool #BJ3790 3.50% 2048[8]	7,471	7,943
Fannie Mae Pool #MA3276 3.50% 2048[8]	7,353	7,784
Fannie Mae Pool #CA1686 3.50% 2048[8]	7,239	7,664
Fannie Mae Pool #BJ5927 3.50% 2048[8]	4,781	5,081
Fannie Mae Pool #BM3332 3.50% 2048[8]	4,064	4,336
Fannie Mae Pool #BJ8118 3.50% 2048[8]	3,184	3,388
Fannie Mae Pool #BJ1575 3.50% 2048[8]	2,924	3,109
Fannie Mae Pool #BJ8648 3.50% 2048[8]	1,220	1,294
Fannie Mae Pool #CA2622 3.50% 2048[8]	114	120
Fannie Mae Pool #BK7655 3.931% 2048[6,8]	11,447	11,972
Fannie Mae Pool #BM2007 4.00% 2048[8]	562,292	600,320
Fannie Mae Pool #FM2201 4.00% 2048[8]	142,446	153,004
Fannie Mae Pool #MA3443 4.00% 2048[8]	35,138	37,573
Fannie Mae Pool #BK7608 4.00% 2048[8]	33,523	35,791
Fannie Mae Pool #MA3467 4.00% 2048[8]	18,407	19,658
Fannie Mae Pool #BK0199 4.00% 2048[8]	10,991	11,790
Fannie Mae Pool #BK1198 4.00% 2048[8]	10,024	10,758
Fannie Mae Pool #BJ0639 4.00% 2048[8]	6,341	6,807
Fannie Mae Pool #FM1437 4.00% 2048[8]	5,658	6,046
Fannie Mae Pool #BK0920 4.00% 2048[8]	4,529	4,835
Fannie Mae Pool #MA3415 4.00% 2048[8]	3,002	3,211
Fannie Mae Pool #BK4764 4.00% 2048[8]	1,579	1,692
Fannie Mae Pool #MA3521 4.00% 2048[8]	1,512	1,616
Fannie Mae Pool #BJ9252 4.00% 2048[8]	1,278	1,365
Fannie Mae Pool #MA3384 4.00% 2048[8]	939	1,003
Fannie Mae Pool #FM1784 4.00% 2048[8]	671	724
Fannie Mae Pool #BJ4342 4.00% 2048[8]	463	500
Fannie Mae Pool #CA1542 4.00% 2048[8]	454	492
Fannie Mae Pool #BK0915 4.00% 2048[8]	397	424
Fannie Mae Pool #BJ9256 4.00% 2048[8]	300	321
Fannie Mae Pool #CA1015 4.00% 2048[8]	230	247
Fannie Mae Pool #MA3277 4.00% 2048[8]	199	214
Fannie Mae Pool #BJ9260 4.00% 2048[8]	79	85
Fannie Mae Pool #BJ2751 4.50% 2048[8]	54,215	58,596
Fannie Mae Pool #CA2204 4.50% 2048[8]	17,724	19,112
Fannie Mae Pool #MA3496 4.50% 2048[8]	13,201	14,218
Fannie Mae Pool #BN1545 4.50% 2048[8]	12,913	13,908
Fannie Mae Pool #CA2642 4.50% 2048[8]	932	1,006
Fannie Mae Pool #CA2493 4.50% 2048[8]	849	915
American Balanced Fund — Page 27 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK1135 4.50% 2048[8]	$838	$905
Fannie Mae Pool #BK9902 4.50% 2048[8]	474	517
Fannie Mae Pool #BJ8318 4.50% 2048[8]	382	414
Fannie Mae Pool #BJ5829 4.50% 2048[8]	156	170
Fannie Mae Pool #BK0253 4.50% 2048[8]	77	84
Fannie Mae Pool #BK9598 4.50% 2048[8]	52	56
Fannie Mae Pool #BK9366 4.50% 2048[8]	51	55
Fannie Mae Pool #CA4756 3.00% 2049[8]	223,657	236,192
Fannie Mae Pool #CA4788 3.00% 2049[8]	196,895	207,930
Fannie Mae Pool #BN7755 3.00% 2049[8]	166,727	176,071
Fannie Mae Pool #CA4533 3.00% 2049[8]	58,563	61,971
Fannie Mae Pool #BO4808 3.00% 2049[8]	32,019	33,735
Fannie Mae Pool #BO4758 3.00% 2049[8]	19,097	20,109
Fannie Mae Pool #CA3807 3.00% 2049[8]	9,983	10,564
Fannie Mae Pool #BO5023 3.00% 2049[8]	6,677	7,031
Fannie Mae Pool #CA3806 3.00% 2049[8]	5,138	5,445
Fannie Mae Pool #CA4800 3.50% 2049[8]	98,207	105,642
Fannie Mae Pool #FM1886 3.50% 2049[8]	39,596	41,849
Fannie Mae Pool #CA3068 3.50% 2049[8]	12,359	13,211
Fannie Mae Pool #CA4156 3.50% 2049[8]	6,234	6,653
Fannie Mae Pool #CA4112 3.50% 2049[8]	2,196	2,363
Fannie Mae Pool #CA3814 3.50% 2049[8]	2,041	2,196
Fannie Mae Pool #CA4358 3.50% 2049[8]	915	968
Fannie Mae Pool #BN7823 3.50% 2049[8]	758	803
Fannie Mae Pool #BM5446 3.50% 2049[8]	130	138
Fannie Mae Pool #CA2944 4.00% 2049[8]	176,562	188,661
Fannie Mae Pool #BN3940 4.00% 2049[8]	102,280	109,346
Fannie Mae Pool #FM1913 4.00% 2049[8]	13,339	14,314
Fannie Mae Pool #CA3976 4.00% 2049[8]	4,967	5,358
Fannie Mae Pool #CA3184 4.00% 2049[8]	950	1,031
Fannie Mae Pool #CA4432 4.00% 2049[8]	456	492
Fannie Mae Pool #FM1668 4.00% 2049[8]	316	341
Fannie Mae Pool #MA3639 4.50% 2049[8]	2,629	2,831
Fannie Mae Pool #MA3616 4.50% 2049[8]	975	1,050
Fannie Mae Pool #CA3528 5.00% 2049[8]	11,750	12,703
Fannie Mae Pool #CA4935 3.00% 2050[8]	148,376	156,326
Fannie Mae Pool #MA3905 3.00% 2050[8]	62,397	65,527
Fannie Mae Pool #MA3939 3.50% 2050[8]	268,235	283,965
Fannie Mae Pool #BF0189 3.00% 2057[8]	13,591	14,479
Fannie Mae Pool #BF0174 3.00% 2057[8]	9,258	9,864
Fannie Mae Pool #BF0177 3.00% 2057[8]	8,156	8,689
Fannie Mae Pool #BF0262 3.00% 2058[8]	874	932
Fannie Mae Pool #BF0332 3.00% 2059[8]	120,830	128,724
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[8]	11,835	12,080
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[8]	9,032	9,253
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.229% 2023[6,8]	11,817	12,463
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[6,8]	15,828	16,891
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[6,8]	12,980	14,072
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[6,8]	16,505	17,773
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.478% 2024[6,8]	13,544	14,697
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[6,8]	38,665	40,894
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[6,8]	22,406	25,003
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[6,8]	32,890	36,223
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	622	590
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[4,6,8]	4,900	5,056
American Balanced Fund — Page 28 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[4,6,8]	$1,600	$1,656
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[4,6,8]	760	793
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[4,8]	2,857	2,806
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,4,8]	5,726	5,314
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,8]	109,803	112,927
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,8]	27,041	27,970
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[4,6,8]	37,211	37,841
Freddie Mac 6.50% 2027[8]	274	303
Freddie Mac 6.50% 2027[8]	153	171
Freddie Mac 6.50% 2027[8]	36	40
Freddie Mac 6.50% 2028[8]	178	203
Freddie Mac 3.50% 2032[8]	72	77
Freddie Mac 3.00% 2033[8]	4,282	4,505
Freddie Mac 3.50% 2033[8]	6,760	7,137
Freddie Mac 3.50% 2033[8]	313	331
Freddie Mac 3.50% 2033[8]	64	67
Freddie Mac 3.50% 2033[8]	49	52
Freddie Mac 3.50% 2034[8]	2,343	2,470
Freddie Mac 3.50% 2034[8]	52	55
Freddie Mac 3.00% 2037[8]	38,587	40,918
Freddie Mac 3.00% 2037[8]	29,976	31,785
Freddie Mac 5.50% 2037[8]	279	310
Freddie Mac 5.50% 2037[8]	33	37
Freddie Mac 5.50% 2038[8]	98	111
Freddie Mac 5.50% 2038[8]	42	48
Freddie Mac 6.00% 2038[8]	752	865
Freddie Mac 3.50% 2039[8]	24,910	26,520
Freddie Mac 3.50% 2039[8]	968	1,030
Freddie Mac 5.50% 2039[8]	160	182
Freddie Mac 4.50% 2040[8]	6,066	6,647
Freddie Mac 4.50% 2040[8]	496	540
Freddie Mac 4.50% 2041[8]	1,265	1,388
Freddie Mac 4.50% 2041[8]	496	539
Freddie Mac 4.50% 2041[8]	453	494
Freddie Mac 4.50% 2041[8]	376	413
Freddie Mac 4.50% 2041[8]	105	114
Freddie Mac 4.50% 2041[8]	45	48
Freddie Mac 5.00% 2041[8]	298	331
Freddie Mac 3.50% 2042[8]	1,116	1,200
Freddie Mac 4.00% 2042[8]	8,724	9,462
Freddie Mac 3.50% 2043[8]	916	986
Freddie Mac 4.00% 2043[8]	516	565
Freddie Mac 4.00% 2044[8]	9,354	10,138
Freddie Mac 4.00% 2044[8]	3,828	4,188
Freddie Mac 3.50% 2045[8]	3,494	3,733
Freddie Mac 3.50% 2045[8]	218	233
Freddie Mac 3.50% 2045[8]	17	18
Freddie Mac 4.00% 2045[8]	8,765	9,561
Freddie Mac 3.00% 2046[8]	24,617	26,123
Freddie Mac 3.50% 2046[8]	36,936	39,369
Freddie Mac 3.50% 2046[8]	33,116	35,237
Freddie Mac 3.50% 2046[8]	13,950	14,866
Freddie Mac 3.50% 2046[8]	10,772	11,486
Freddie Mac 3.50% 2046[8]	10,617	11,306
Freddie Mac 3.50% 2046[8]	7,924	8,462
American Balanced Fund — Page 29 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[8]	$5,565	$5,929
Freddie Mac 3.50% 2046[8]	4,093	4,369
Freddie Mac 3.50% 2046[8]	38	40
Freddie Mac 3.50% 2046[8]	28	30
Freddie Mac 4.00% 2046[8]	35,327	38,216
Freddie Mac 4.00% 2046[8]	19,694	21,316
Freddie Mac 4.00% 2046[8]	14,614	15,827
Freddie Mac 4.00% 2046[8]	5,861	6,354
Freddie Mac 4.00% 2046[8]	2,315	2,508
Freddie Mac 4.00% 2046[8]	1,473	1,599
Freddie Mac 4.50% 2046[8]	1,684	1,830
Freddie Mac 4.50% 2046[8]	1,067	1,165
Freddie Mac 3.50% 2047[8]	87,821	93,378
Freddie Mac 3.50% 2047[8]	55,796	59,379
Freddie Mac 3.50% 2047[8]	41,651	44,336
Freddie Mac 3.50% 2047[8]	19,902	21,161
Freddie Mac 3.50% 2047[8]	11,319	12,153
Freddie Mac 3.50% 2047[8]	489	521
Freddie Mac 4.00% 2047[8]	47,750	51,410
Freddie Mac 4.00% 2047[8]	11,784	12,718
Freddie Mac 4.00% 2047[8]	7,329	7,891
Freddie Mac 4.00% 2047[8]	5,247	5,656
Freddie Mac 4.50% 2047[8]	12,769	13,890
Freddie Mac 4.50% 2047[8]	6,814	7,442
Freddie Mac 3.50% 2048[8]	30,052	31,903
Freddie Mac 3.50% 2048[8]	17,814	19,050
Freddie Mac 3.50% 2048[8]	10,547	11,220
Freddie Mac 3.50% 2048[8]	1,749	1,854
Freddie Mac 4.00% 2048[8]	29,864	31,905
Freddie Mac 4.00% 2048[8]	24,287	26,107
Freddie Mac 4.00% 2048[8]	12,014	12,837
Freddie Mac 4.00% 2048[8]	1,794	1,927
Freddie Mac 4.00% 2048[8]	1,298	1,393
Freddie Mac Pool #ZK3775 3.00% 2026[8]	826	867
Freddie Mac Pool #ZK3584 3.00% 2026[8]	178	187
Freddie Mac Pool #ZK3747 3.00% 2026[8]	7	8
Freddie Mac Pool #ZK3541 3.00% 2026[8]	6	6
Freddie Mac Pool #ZK3727 3.00% 2026[8]	4	4
Freddie Mac Pool #ZK7598 3.00% 2027[8]	8,805	9,241
Freddie Mac Pool #ZS8455 3.00% 2027[8]	692	727
Freddie Mac Pool #ZK3970 3.00% 2027[8]	507	532
Freddie Mac Pool #ZK4375 3.00% 2027[8]	327	343
Freddie Mac Pool #ZA2702 3.00% 2027[8]	160	168
Freddie Mac Pool #ZK4018 3.00% 2027[8]	12	13
Freddie Mac Pool #ZK5302 3.00% 2028[8]	1,311	1,381
Freddie Mac Pool #ZS6976 3.00% 2028[8]	277	291
Freddie Mac Pool #ZK6181 3.00% 2028[8]	164	172
Freddie Mac Pool #ZK5749 3.00% 2028[8]	163	171
Freddie Mac Pool #ZK7590 3.00% 2029[8]	4,735	4,968
Freddie Mac Pool #ZK7593 3.00% 2029[8]	420	440
Freddie Mac Pool #G18659 3.00% 2032[8]	13,828	14,551
Freddie Mac Pool #G18655 3.00% 2032[8]	3,208	3,375
Freddie Mac Pool #G16574 3.00% 2033[8]	37,482	39,430
Freddie Mac Pool #G16663 3.00% 2033[8]	16,032	16,891
Freddie Mac Pool #G18691 3.00% 2033[8]	9,053	9,521
American Balanced Fund — Page 30 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G16426 3.00% 2033[8]	$7,012	$7,427
Freddie Mac Pool #ZS8710 3.00% 2033[8]	2,715	2,848
Freddie Mac Pool #ZT1565 3.00% 2033[8]	742	777
Freddie Mac Pool #G18681 3.00% 2033[8]	466	491
Freddie Mac Pool #ZK9250 3.00% 2033[8]	241	253
Freddie Mac Pool #SB0046 4.00% 2033[8]	12,126	12,783
Freddie Mac Pool #SB8013 2.50% 2034[8]	40,999	42,632
Freddie Mac Pool #QN0680 2.50% 2034[8]	1,086	1,130
Freddie Mac Pool #G167370 3.00% 2034[8]	25,015	26,309
Freddie Mac Pool #G18729 3.00% 2034[8]	2,883	3,022
Freddie Mac Pool #G18732 3.00% 2034[8]	306	320
Freddie Mac Pool #ZT1731 3.00% 2034[8]	170	178
Freddie Mac Pool #G18737 3.50% 2034[8]	21,696	22,890
Freddie Mac Pool #ZT1799 3.50% 2034[8]	2,807	2,959
Freddie Mac Pool #G18730 3.50% 2034[8]	2,185	2,304
Freddie Mac Pool #SB8035 2.50% 2035[8]	146,753	152,616
Freddie Mac Pool #SB8026 2.50% 2035[8]	38,570	40,111
Freddie Mac Pool #SB8032 3.00% 2035[8]	27,116	28,449
Freddie Mac Pool #C92057 3.00% 2039[8]	31,637	33,440
Freddie Mac Pool #1B7749 4.007% 2040[6,8]	24	25
Freddie Mac Pool #V80026 3.00% 2043[8]	55	59
Freddie Mac Pool #Q23185 4.00% 2043[8]	309	342
Freddie Mac Pool #760014 3.499% 2045[6,8]	2,917	3,019
Freddie Mac Pool #G60344 4.00% 2045[8]	8,288	9,056
Freddie Mac Pool #Q38643 3.50% 2046[8]	242	258
Freddie Mac Pool #G61733 3.00% 2047[8]	30,731	32,527
Freddie Mac Pool #760015 3.23% 2047[6,8]	16,798	17,167
Freddie Mac Pool #G08812 3.00% 2048[8]	12,269	12,949
Freddie Mac Pool #G08822 3.00% 2048[8]	5,889	6,211
Freddie Mac Pool #ZT1544 3.50% 2048[8]	162	172
Freddie Mac Pool #ZA5889 4.00% 2048[8]	19,024	20,398
Freddie Mac Pool #ZS4785 4.00% 2048[8]	5,833	6,230
Freddie Mac Pool #SI2002 4.00% 2048[8]	159	170
Freddie Mac Pool #SD7507 3.00% 2049[8]	258,189	272,421
Freddie Mac Pool #SD7509 3.00% 2049[8]	102,700	108,013
Freddie Mac Pool #G08887 3.00% 2049[8]	165	173
Freddie Mac Pool #V85664 3.50% 2049[8]	91,115	97,482
Freddie Mac Pool #QA5118 3.50% 2049[8]	86,259	92,050
Freddie Mac Pool #V85472 3.50% 2049[8]	41,606	44,020
Freddie Mac Pool #SD7508 3.50% 2049[8]	21,809	23,427
Freddie Mac Pool #RA1936 3.50% 2049[8]	1,296	1,372
Freddie Mac Pool #ZT1709 3.50% 2049[8]	411	435
Freddie Mac Pool #SD7506 4.00% 2049[8]	117,573	128,125
Freddie Mac Pool #RA1744 4.00% 2049[8]	2,343	2,527
Freddie Mac Pool #ZA6269 4.50% 2049[8]	3,169	3,413
Freddie Mac Pool #ZA7009 4.50% 2049[8]	2,133	2,297
Freddie Mac Pool #RA2334 3.00% 2050[8]	99,921	105,303
Freddie Mac, Series T041, Class 3A, 5.371% 2032[6,8]	1,105	1,245
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	1,731	1,966
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[8]	17,125	17,849
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[8]	1,032	1,069
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[8]	44,445	47,392
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[8]	13,505	14,549
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[6,8]	59,309	66,333
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[8]	27,630	30,455
American Balanced Fund — Page 31 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[8]	$14,800	$16,707
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[8]	28,540	32,354
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[8]	29,815	34,035
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[6,8]	20,520	23,430
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[8]	3,800	4,336
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[6,8]	10,830	12,477
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[8]	17,500	19,872
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[8]	11,103	13,259
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,8]	67,850	70,566
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	65,497	68,093
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,8]	30,526	31,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	8,760	9,110
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,8]	39,714	41,651
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,8]	13,208	13,883
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	51,540	54,494
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[8]	25,211	27,068
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	10,653	11,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	128,857	136,731
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[8]	69,862	72,768
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	13,713	14,215
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[8]	19,269	18,979
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[8]	52,832	54,785
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[8]	24,545	25,613
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.597% 2024[6,8]	1,188	1,169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.147% 2024[6,8]	3,839	3,826
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.897% 2025[6,8]	1,734	1,665
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.247% 2027[6,8]	29,345	28,499
Government National Mortgage Assn. 6.00% 2038[8]	2,688	3,069
Government National Mortgage Assn. 4.00% 2041[8]	6,353	6,894
Government National Mortgage Assn. 4.00% 2044[8]	97	106
Government National Mortgage Assn. 4.50% 2045[8]	7,976	8,721
Government National Mortgage Assn. 4.50% 2045[8]	189	206
Government National Mortgage Assn. 3.00% 2046[8]	77,615	83,288
Government National Mortgage Assn. 4.00% 2047[8]	72,309	77,167
Government National Mortgage Assn. 4.00% 2047[8]	44,384	48,120
Government National Mortgage Assn. 4.00% 2047[8]	8,841	9,461
Government National Mortgage Assn. 4.00% 2047[8]	7,327	7,915
Government National Mortgage Assn. 3.50% 2048[8]	88,750	94,242
Government National Mortgage Assn. 3.50% 2048[8]	61,834	65,704
Government National Mortgage Assn. 3.50% 2048[8]	40,870	43,406
Government National Mortgage Assn. 3.50% 2048[8]	896	948
Government National Mortgage Assn. 3.50% 2048[8]	79	84
Government National Mortgage Assn. 3.50% 2048[8]	32	34
Government National Mortgage Assn. 4.00% 2048[8]	94,839	102,146
Government National Mortgage Assn. 4.00% 2048[8]	2,193	2,349
Government National Mortgage Assn. 4.50% 2048[8]	18,552	19,905
Government National Mortgage Assn. 4.50% 2049[8]	153,338	163,195
Government National Mortgage Assn. 3.00% 2050[8,9]	228,000	241,189
Government National Mortgage Assn. 3.50% 2050[8]	258,471	273,721
Government National Mortgage Assn. 3.50% 2050[8,9]	33,500	35,298
Government National Mortgage Assn. 4.00% 2050[8]	33,993	36,283
Government National Mortgage Assn. 4.50% 2050[8,9]	33,846	35,931
American Balanced Fund — Page 32 of 43

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5397 3.50% 2048[8]	$763	$811
Government National Mortgage Assn. Pool #MA6153 3.00% 2049[8]	640	679
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[8]	128,437	135,809
Government National Mortgage Assn. Pool #MA6090 3.50% 2049[8]	80,298	84,746
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[8]	77,320	81,684
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[8]	39,577	41,818
Government National Mortgage Assn. Pool #MA5762 3.50% 2049[8]	13,140	13,876
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[8]	646,496	686,878
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[8]	191,743	203,827
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[8]	37,852	40,428
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[8]	35,922	38,348
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[8]	17,146	18,240
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[8]	12,467	13,253
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[8]	17,555	18,665
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[8]	12,671	13,474
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[8]	959	1,020
Government National Mortgage Assn. Pool #MA6409 3.00% 2050[8]	3,981	4,225
Government National Mortgage Assn. Pool #MA6410 3.50% 2050[8]	678,052	718,058
Government National Mortgage Assn. Pool #MA6411 4.00% 2050[8]	162,149	172,587
Government National Mortgage Assn. Pool #710085 4.982% 2061[8]	13	14
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[4,6,8]	1,817	1,849
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[8]	5,000	5,241
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,6,8]	6,900	7,218
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[4,6,8]	5,059	5,173
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[4,6,8]	4,825	4,810
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,8]	36,966	37,027
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[4,6,8]	19,059	19,353
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,8]	13,815	11,895
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 1.797% 2051[4,6,8]	9,017	8,959
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.377% 2052[4,6,8]	11,004	10,822
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[8]	4,000	4,192
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[8]	3,380	3,465
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,355	6,303
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[8]	2,490	2,618
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[6,8]	704	613
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,6,8]	11,235	11,494
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,8]	12,526	11,835
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,8]	19,673	19,717
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[4,6,8]	8,411	8,380
Uniform Mortgage-Backed Security 2.00% 2035[8,9]	183,000	187,954
Uniform Mortgage-Backed Security 2.50% 2035[8,9]	82,550	85,662
Uniform Mortgage-Backed Security 3.00% 2050[8,9]	240,000	251,691
Uniform Mortgage-Backed Security 3.50% 2050[8,9]	363,686	384,754
Uniform Mortgage-Backed Security 4.00% 2050[8,9]	8,682	9,271
Uniform Mortgage-Backed Security 4.50% 2050[8,9]	6,569	7,071
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.11% 2048[6,8]	750	650
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[8]	1,212	1,120
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[8]	455	463
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[8]	800	836
Westpac Banking Corp. 2.25% 2020[4,8]	12,500	12,593
		13,885,666
American Balanced Fund — Page 33 of 43

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 8.69% U.S. Treasury 6.83%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$8,750	$8,906
U.S. Treasury 1.125% 2021	84,000	85,091
U.S. Treasury 1.375% 2021	112,000	113,177
U.S. Treasury 1.50% 2021	19,071	19,422
U.S. Treasury 1.50% 2021	5,449	5,554
U.S. Treasury 1.625% 2021	49,273	50,184
U.S. Treasury 1.625% 2021	5,836	5,979
U.S. Treasury 2.00% 2021	75,000	77,314
U.S. Treasury 2.125% 2021	60,000	61,387
U.S. Treasury 2.25% 2021	106,185	108,620
U.S. Treasury 2.75% 2021	30,000	31,101
U.S. Treasury 1.375% 2022[10]	1,010,000	1,031,220
U.S. Treasury 1.375% 2022	4,047	4,161
U.S. Treasury 1.50% 2022	64,695	66,698
U.S. Treasury 1.625% 2022	39,152	40,588
U.S. Treasury 1.875% 2022	77,000	79,931
U.S. Treasury 1.875% 2022	75,195	78,228
U.S. Treasury 2.00% 2022	180,000	188,239
U.S. Treasury 2.00% 2022	35,000	36,158
U.S. Treasury 1.375% 2023	36,935	38,211
U.S. Treasury 1.50% 2023	123,596	127,829
U.S. Treasury 1.625% 2023	36,000	37,470
U.S. Treasury 2.375% 2023	40,000	42,373
U.S. Treasury 2.50% 2023	131,046	139,682
U.S. Treasury 2.75% 2023	180,200	194,809
U.S. Treasury 2.75% 2023	20,100	21,618
U.S. Treasury 1.50% 2024	50,516	53,093
U.S. Treasury 2.125% 2024	100,000	107,606
U.S. Treasury 2.125% 2024	60,000	64,278
U.S. Treasury 2.25% 2024	75,000	81,474
U.S. Treasury 2.25% 2024	50,000	53,670
U.S. Treasury 2.50% 2024	60,763	65,800
U.S. Treasury 1.125% 2025	281,298	291,892
U.S. Treasury 1.375% 2025	430,374	451,015
U.S. Treasury 2.00% 2025	30,000	32,332
U.S. Treasury 2.125% 2025	25,000	27,169
U.S. Treasury 2.625% 2025	62,796	69,734
U.S. Treasury 2.75% 2025	215,000	241,819
U.S. Treasury 2.75% 2025	10,765	12,070
U.S. Treasury 2.875% 2025	116,001	131,815
U.S. Treasury 3.00% 2025	180,000	205,457
U.S. Treasury 1.875% 2026	50,350	54,634
U.S. Treasury 2.00% 2026	47,620	52,213
U.S. Treasury 2.25% 2026	53,133	58,719
U.S. Treasury 1.125% 2027	439,990	457,783
U.S. Treasury 1.50% 2027	40,654	43,303
U.S. Treasury 2.25% 2027	11,250	12,562
U.S. Treasury 2.375% 2027	4,350	4,913
U.S. Treasury 2.75% 2028	10,941	12,775
U.S. Treasury 2.875% 2028	65,768	77,672
U.S. Treasury 3.125% 2028	44,885	54,275
U.S. Treasury 1.625% 2029	25,000	27,181
U.S. Treasury 1.75% 2029[10]	1,299,902	1,430,711
U.S. Treasury 1.50% 2030	223,442	241,107
American Balanced Fund — Page 34 of 43

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2042	$32,950	$42,572
U.S. Treasury 2.875% 2043	36,410	48,038
U.S. Treasury 3.125% 2043	48,025	65,752
U.S. Treasury 3.125% 2044	39,797	54,957
U.S. Treasury 3.625% 2044	25,000	37,035
U.S. Treasury 2.50% 2045	115,000	143,797
U.S. Treasury 3.00% 2045	25,000	34,227
U.S. Treasury 3.00% 2045	25,000	34,049
U.S. Treasury 2.50% 2046	52,120	65,647
U.S. Treasury 2.75% 2047[10]	151,180	200,152
U.S. Treasury 3.00% 2047	60,062	83,152
U.S. Treasury 3.00% 2048	4,047	5,611
U.S. Treasury 2.25% 2049[10]	1,299,329	1,580,439
U.S. Treasury 2.375% 2049[10]	95,198	118,877
U.S. Treasury 2.875% 2049	28,025	38,293
		9,663,620
U.S. Treasury inflation-protected securities 1.86%
U.S. Treasury Inflation-Protected Security 0.125% 2024[11]	105,372	105,695
U.S. Treasury Inflation-Protected Security 0.125% 2024[11]	47,251	47,845
U.S. Treasury Inflation-Protected Security 0.625% 2024[11]	363,202	369,151
U.S. Treasury Inflation-Protected Security 0.375% 2025[11]	120,190	122,762
U.S. Treasury Inflation-Protected Security 2.375% 2025[11]	68,420	75,971
U.S. Treasury Inflation-Protected Security 0.125% 2026[11]	107,608	108,808
U.S. Treasury Inflation-Protected Security 0.375% 2027[11]	120,930	124,010
U.S. Treasury Inflation-Protected Security 0.75% 2028[11]	154,137	165,321
U.S. Treasury Inflation-Protected Security 1.75% 2028[11]	33,120	37,769
U.S. Treasury Inflation-Protected Security 0.875% 2029[11]	229,844	250,347
U.S. Treasury Inflation-Protected Security 0.125% 2030[11]	124,015	128,250
U.S. Treasury Inflation-Protected Security 1.375% 2044[11]	42,057	53,940
U.S. Treasury Inflation-Protected Security 1.00% 2046[11]	38,101	46,402
U.S. Treasury Inflation-Protected Security 0.875% 2047[11]	37,399	44,560
U.S. Treasury Inflation-Protected Security 1.00% 2049[10,11]	625,332	777,553
U.S. Treasury Inflation-Protected Security 0.25% 2050[10,11]	158,323	164,194
		2,622,578
Total U.S. Treasury bonds & notes		12,286,198
Asset-backed obligations 1.04%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[4,8]	10,000	9,986
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	1,150	1,141
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	1,136	1,134
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[8]	15,777	15,811
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[8]	8,000	8,037
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,8]	307	298
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,8]	7,344	7,384
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	98	98
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,8]	2,821	2,770
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,8]	4,275	4,161
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,8]	10,655	10,557
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,8]	9,634	8,984
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[8]	6,393	6,416
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[8]	35,055	34,803
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[8]	6,615	6,546
American Balanced Fund — Page 35 of 43

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[8]	$49,120	$48,001
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[8]	15,980	15,792
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[8]	24,909	23,329
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[8]	33,495	32,373
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[4,8]	2,257	2,248
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[4,8]	3,693	3,684
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,8]	2,850	2,823
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,8]	5,510	5,411
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,8]	9,570	9,265
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	103	103
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[4,8]	7,345	7,329
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,8]	12,314	12,230
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[4,8]	11,220	11,363
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,8]	21,100	20,647
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,8]	34,000	33,386
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,8]	29,000	24,755
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 1.691% 2030[6,8]	4,598	4,558
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,8]	35,370	35,111
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,8]	33,450	33,160
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	37,335	37,374
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,8]	64,300	64,652
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[4,8]	74,995	77,867
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,8]	113,733	106,319
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	101,235	111,959
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,8]	14,474	14,028
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,8]	17,450	16,289
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,8]	5,505	5,449
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[8]	34,260	34,736
Honda Auto Receivables Owner Trust, Series 2018-4, Class A3, 3.16% 2023[8]	10,280	10,462
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,8]	8,310	8,026
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,8]	5,145	4,825
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[8]	2,309	2,307
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90% 2024[8]	50,000	48,508
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[8]	10,565	10,455
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[4,8]	825	811
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.997% 2035[4,6,8]	1,009	1,005
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[4,8]	2,007	2,000
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.331% 2030[6,8]	2,526	2,504
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.581% 2033[6,8]	12,240	11,967
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 2025[4,6,8]	24,701	24,527
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[8]	44,100	44,350
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[8]	46,360	47,117
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	1,098	1,067
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[4,8]	406	385
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[4,8]	7,162	7,063
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	2,021	1,960
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,8]	35,000	35,747
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,8]	17,743	16,956
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[4,8]	15,562	13,612
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[4,8]	9,599	9,570
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,8]	3,450	3,451
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[8]	21,165	20,673
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[4,8]	28,794	28,703
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,8]	8,685	8,417
American Balanced Fund — Page 36 of 43

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[4,8]	$13,905	$13,175
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[8]	33,000	32,969
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[8]	46,065	46,483
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[8]	31,590	32,099
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[8]	77,000	74,332
		1,477,893
Municipals 0.41% Illinois 0.34%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	35,018	35,338
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	284,800	283,122
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	54,365	59,946
G.O. Bonds, Series 2019-A, 3.75% 2020	12,000	12,000
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,238
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,435
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,960
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	7,480
G.O. Bonds, Series 2019-A, 5.00% 2021	25,000	25,536
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	8,405	9,059
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	5,544
		475,658
California 0.03%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,089
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,090	1,100
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	23,084
		36,273
Florida 0.01%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,519
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	3,996
		20,515
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 6.31% 2028[6]	5,000	5,047
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,080
		17,127
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,680	11,387
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,455	7,506
New York 0.00%
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	2,625	2,742
American Balanced Fund — Page 37 of 43

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Bonds, notes & other debt instruments (continued) Municipals (continued) South Dakota 0.00%	Principal amount (000)	Value (000)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	$255	$264
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	485	504
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,845	1,934
		2,702
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	615	633
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	342	341
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	290	297
		575,181
Bonds & notes of governments & government agencies outside the U.S. 0.22%
CPPIB Capital Inc. 2.375% 2021[4]	26,000	26,413
CPPIB Capital Inc. 2.25% 2022[4]	25,714	26,417
CPPIB Capital Inc. 2.75% 2027[4]	26,400	29,748
Israel (State of) 3.15% 2023	35,000	36,349
Israel (State of) 2.50% 2030	25,000	25,227
Manitoba (Province of) 3.05% 2024	13,500	14,837
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	2,492	2,511
Qatar (State of) 3.375% 2024[4]	25,000	25,518
Qatar (State of) 4.00% 2029[4]	10,000	10,736
Qatar (State of) 4.817% 2049[4]	10,000	11,827
Quebec (Province of) 2.375% 2022	51,867	53,710
Quebec (Province of) 2.75% 2027	26,000	28,773
Saudi Arabia (Kingdom of) 5.25% 2050[4]	10,000	11,238
United Mexican States 4.50% 2050	5,840	5,808
		309,112
Federal agency bonds & notes 0.02%
Fannie Mae 6.25% 2029[10]	4,000	5,696
Federal Home Loan Bank 5.50% 2036	600	927
Private Export Funding Corp. 3.55% 2024	25,897	28,499
		35,122
Total bonds, notes & other debt instruments (cost: $46,136,457,000)		47,410,675
Short-term securities 5.96% Money market investments 5.96%	Shares
Capital Group Central Cash Fund 1.00%[3,12]	84,235,134	8,426,883
Total short-term securities (cost: $8,422,671,000)		8,426,883
Total investment securities 98.75% (cost: $125,200,030,000)		139,680,521
Other assets less liabilities 1.25%		1,768,776
Net assets 100.00%		$141,449,297
American Balanced Fund — Page 38 of 43

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2020[14] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	12,274	July 2020	$2,454,800	$2,704,978	$628
5 Year U.S. Treasury Note Futures	Long	68,769	July 2020	6,876,900	8,620,839	127,575
10 Year U.S. Treasury Note Futures	Long	23,431	June 2020	2,343,100	3,249,587	18,868
10 Year Ultra U.S. Treasury Note Futures	Short	18,232	June 2020	(1,823,200)	(2,844,762)	(109,108)
20 Year U.S. Treasury Bond Futures	Long	3,002	June 2020	300,200	537,546	(6,905)
30 Year Ultra U.S. Treasury Bond Futures	Short	3,413	June 2020	(341,300)	(757,259)	(6,452)
						$24,606
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized depreciation at 3/31/2020 (000)
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	$2,200,000	$14,643	$31,930	$(17,287)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.79%
Consumer discretionary 0.11%
Toll Brothers, Inc.	5,870,000	2,367,000	—	8,237,000	$—	$(122,450)	$646	$158,562
Real estate 0.28%
Iron Mountain Inc. REIT	10,166,200	6,180,000	—	16,346,200	—	(131,150)	10,110	389,039
Materials 0.26%
Royal Gold, Inc.	4,254,500	—	50,000	4,204,500	(129)	(146,734)	1,191	368,777
Energy 0.14%
Noble Energy, Inc.	22,500,000	6,000,000	3,500,000	25,000,000	(148,748)	(281,451)	2,280	151,000
Murphy Oil Corp.	8,087,138	—	—	8,087,138	—	(167,161)	2,022	49,574
								200,574
Total common stocks								1,116,952
Bonds, notes & other debt instruments 0.01%
Energy 0.01%
Noble Energy, Inc. 3.25% 2029	$24,488,000	—	—	$24,488,000	—	(8,951)	199	15,762
Noble Energy, Inc. 4.95% 2047	$6,000,000	—	—	$6,000,000	—	(2,996)	72	3,645
Total bonds, notes & other debt instruments								19,407
American Balanced Fund — Page 39 of 43

unaudited
Investments in affiliates  (continued)

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend or interest income (000)	Value of affiliates at 3/31/2020 (000)
Short-term securities 5.96%
Money market investments 5.96%
Capital Group Central Cash Fund 1.00%[12]	75,308,943	122,856,523	113,930,332	84,235,134	$791	$(1,183)	$36,248	$8,426,883
Total 6.76%					$(148,086)	$(862,076)	$52,768	$9,563,242
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,997,476,000, which represented 4.24% of the net assets of the fund. This amount includes $5,992,162,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,733,568,000, which represented 4.05% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $159,189,000, which represented .11% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 3/31/2020.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Balanced Fund — Page 40 of 43

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $26,906,825,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. As of March 31, 2020, the fund did not have any interest rate swaps. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,291,084,000 and $2,231,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Balanced Fund — Page 41 of 43

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,245,400	$1,290,240	$—	$17,535,640
Health care	14,112,710	853,591	—	14,966,301
Financials	10,196,206	422,243	—	10,618,449
Consumer staples	6,634,727	1,685,492	—	8,320,219
Communication services	7,808,449	—	—	7,808,449
Industrials	6,189,131	206,536	—	6,395,667
Consumer discretionary	5,538,233	255,011	—	5,793,244
Real estate	4,323,253	6,281	—	4,329,534
Materials	2,426,507	679,523	—	3,106,030
Energy	2,562,059	—	—	2,562,059
Utilities	1,544,079	531,466	—	2,075,545
Preferred securities	20,652	65,573	—	86,225
Convertible stocks	245,601	—	—	245,601
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	18,841,503	—	18,841,503
Mortgage-backed obligations	—	13,885,666	—	13,885,666
U.S. Treasury bonds & notes	—	12,286,198	—	12,286,198
Asset-backed obligations	—	1,477,893	—	1,477,893
Municipals	—	575,181	—	575,181
Bonds & notes of governments & government agencies outside the U.S.	—	309,112	—	309,112
Federal agency bonds & notes	—	35,122	—	35,122
Short-term securities	8,426,883	—	—	8,426,883
Total	$86,273,890	$53,406,631	$—	$139,680,521
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$147,071	$—	$—	$147,071
Liabilities:
Unrealized depreciation on futures contracts	(122,465)	—	—	(122,465)
Unrealized depreciation on credit default swaps	—	(17,287)	—	(17,287)
Total	$24,606	$(17,287)	$—	$7,319
*	Futures contracts and credit default swaps are not included in the investment portfolio.

American Balanced Fund — Page 42 of 43

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-011-0520O-S73156	American Balanced Fund — Page 43 of 43